Meeder
Advisor Funds

2001
Semi-Annual Report

Tactical Asset Allocation Fund
Utility Growth Fund
Core Equity Fund
International Equity Fund

June 30, 2001


Meeder
Advisor Funds

P.O. Box 7177
Dublin, Ohio 43017
800-494-3539

Distributed by
Adviser Dealer Services, Inc.

                               Table of Contents

Semi-Annual Market Commentary .............................................  1
Performance Update ........................................................  5
Tactical Asset Allocation Fund ............................................  6
Utility Growth Fund .......................................................  7
Core Equity Fund ..........................................................  8
The International Equity Fund .............................................  9
Portfolio Holdings & Financial Statements ................................. 10

Meeder
Advisor Funds

2001 Semi-Annual Report

June 30, 2001


Semi-Annual Market Commentary

The last 18 months have tested the resolve of all investors, with periods of exuberance, anxiety, and uncertainty affecting both the stock and bond markets. While these sentiments have been present many times throughout the history of the financial markets and are nothing new for seasoned investors, we have not witnessed the "extreme-ness" of these conditions in such a short period of time as we have in 2000 and 2001.

At this midpoint in the year, it is a good time to present an overview of where we believe we are in the current market cycle. We may be at an important turning point in the financial markets, with the possibility that the equity bear market of 2000 and 2001 may have run its course. It is still too early to state with complete conviction that the downturn is over, or that the next bull market is ready to begin. But the performance of the major stock market indices in the first half of 2001 leads us to believe that the equity market is in better shape now than it has been in more than a year.

Have We Hit Bottom?

To illustrate, let's compare the stock markets of 2000 and 2001. While many investors were focused last year on the correction in growth and technology stocks and wondering when the market would hit bottom, we saw an equity market that was diverging rather than collapsing. The high-flying growth stocks of the late 90's finally came down to earth as expected and decreased the values of many investment portfolios. But other areas of the market experienced favorable returns in 2000, most notably the "old economy" stocks that were unappreciated and undervalued during the market bubble years. This divergent pattern continued into 2001, as value stocks outperformed their growth-oriented peers in the 1st Quarter.

The Federal Reserve attempted to jump-start the equity markets early in the year with three half-point reductions in the Federal funds target rate, including a "surprise" intra-meeting cut on January 3rd which was quickly and joyfully received by equity investors. In our 1st Quarter Progress Report, we noted that historically when the Federal Reserve


                                                             Continued on Page 2

Meeder
Advisor Funds

2001 Semi-Annual Report

June 30, 2001


[CHART]

Chart 1: Dow Jones Industrial Average
March 1, 2001 to June 30, 2001

               Dow Jones
              Industrial
                 Average

6/14/01       10,690.10
6/13/01       10,871.60
6/12/01       10,948.40
6/11/01       10,922.10
 6/8/01       10,977.00
 6/7/01       11,090.90
 6/6/01       11,070.20
 6/5/01       11,175.80
 6/4/01       11,061.70
 6/1/01       10,990.40
5/31/01       10,911.90
5/30/01       10,872.60
5/29/01       11,039.10
5/25/01       11,005.40
5/24/01       11,122.40
5/23/01       11,105.50
5/22/01       11,257.20
5/21/01       11,337.90
5/18/01       11,301.70
5/17/01       11,248.60
5/16/01       11,216.10
5/15/01       10,873.00
5/14/01       10,877.30
5/11/01       10,821.30
5/10/01       10,910.40
 5/9/01       10,866.50
 5/8/01       10,883.50
 5/7/01       10,935.20
 5/4/01       10,951.20
 5/3/01       10,796.70
 5/2/01       10,876.70
 5/1/01       10,898.30
4/30/01       10,735.00
4/27/01       10,810.10
4/26/01       10,692.30
4/25/01       10,625.20
4/24/01       10,454.30
4/23/01       10,532.20
4/20/01       10,579.80
4/19/01       10,693.60
4/18/01       10,615.80
4/17/01       10,216.73
4/16/01       10,158.60
4/12/01       10,126.90
4/11/01       10,013.50
4/10/01       10,102.60
 4/9/01        9,845.15
 4/6/01        9,791.10
 4/5/01        9,918.10
 4/4/01        9,515.40
 4/3/01        9,485.70
 4/2/01        9,777.90
3/30/01        9,878.80
3/29/01        9,799.10
3/28/01        9,785.30
3/28/01        9,785.30
3/26/01        9,687.50
3/23/01        9,504.80
3/22/01        9,389.50
3/21/01        9,487.00
3/20/01        9,720.80
3/19/01        9,959.10
3/16/01        9,823.40
3/15/01       10,031.28
3/14/01        9,973.50
3/13/01       10,290.80
3/12/01       10,208.30
 3/9/01       10,644.60
 3/8/01       10,858.30
 3/7/01       10,729.60
 3/6/01       10,591.20
 3/5/01       10,562.30
 3/2/01       10,466.30
 3/1/01       10,450.10


[CHART]

Chart 2: New York Stock Exchange
Cumulative Advance/Decline Line
January 1, 2001 to June 30, 2001

                        NYSE
                  Cumulative
                    Advance/
                Decline Line     S&P 500 Index

6/29/01            20,532.00         10,502.40
6/28/01            19,735.00         10,566.20
6/27/01            19,066.00         10,434.80
6/26/01            18,526.00         10,472.50
6/25/01            18,040.00         10,504.20
6/22/01            18,518.00         10,604.60
6/21/01            19,087.00         10,715.40
6/20/01            18,697.00         10,647.30
6/19/01            18,138.00         10,596.70
6/15/01            18,649.00         10,623.60
6/14/01            18,791.00         10,690.10
6/13/01            20,017.00         10,871.60
6/12/01            20,067.00         10,948.40
6/11/01            20,014.00         10,922.10
 6/8/01            20,587.00         10,977.00
 6/7/01            21,004.00         11,090.90
 6/6/01            20,883.00         11,070.20
 6/5/01            21,524.00         11,175.80
 6/4/01            20,628.00         11,061.70
 6/1/01            19,729.00         10,990.40
5/31/01            19,145.00         10,911.90
5/30/01            18,548.00         10,872.60
5/29/01            19,420.00         11,039.10
5/25/01            19,691.00         11,005.40
5/24/01            19,939.00         11,122.40
5/23/01            19,815.00         11,105.50
5/22/01            20,796.00         11,257.20
5/21/01            20,916.00         11,337.90
5/18/01            19,875.00         11,301.70
5/17/01            19,625.00         11,248.60
5/16/01            18,927.00         11,216.10
5/15/01            17,854.00         10,873.00
5/14/01            17,115.00         10,877.30
5/11/01            16,902.00         10,821.30
5/10/01            17,281.00         10,910.40
 5/9/01            16,635.00         10,866.50
 5/8/01            16,438.00         10,883.50
 5/7/01            16,275.00         10,935.20
 5/4/01            16,409.00         10,951.20
 5/3/01            15,328.00         10,796.70
 5/2/01            15,923.00         10,876.70
 5/1/01            15,870.00         10,898.30
4/30/01            15,172.00         10,735.00
4/27/01            14,810.00         10,810.10
4/26/01            13,817.00         10,692.30
4/25/01            12,976.00         10,625.20
4/24/01            11,900.00         10,454.30
4/23/01            11,859.00         10,532.20
4/20/01            12,433.00         10,579.80
4/19/01            13,101.00         10,693.60
4/18/01            12,902.00         10,615.80
4/17/01            11,909.00         10,216.73
4/16/01            11,215.00         10,158.60
4/12/01            11,661.00         10,126.90
4/11/01            10,964.00         10,013.50
4/10/01            11,726.00         10,102.60
 4/9/01            10,620.00          9,845.15
 4/6/01             9,819.00          9,791.10
 4/5/01            11,069.00          9,918.10
 4/4/01             9,509.00          9,515.40
 4/3/01             9,507.00          9,485.70
 4/2/01            11,126.00          9,777.90
3/30/01            11,805.00          9,878.80
3/29/01            10,671.00          9,799.10
3/28/01            10,748.00          9,785.30
3/26/01            10,815.00          9,687.50
3/23/01             9,889.00          9,504.80
3/22/01             8,954.00          9,389.50
3/21/01            10,513.00          9,487.00
3/20/01            11,857.00          9,720.80
3/19/01            12,315.00          9,959.10
3/16/01            11,458.00          9,823.40
3/15/01            12,515.00         10,031.28
3/14/01            12,311.00          9,973.50
3/13/01            13,880.00         10,290.80
3/12/01            14,005.00         10,208,30
 3/9/01            15,727.00         10,644.60
 3/8/01            16,632.00         10,858.30
 3/7/01            16,335.00         10,729.60
 3/6/01            15,574.00         10,591.20
 3/5/01            14,919.00         10,562.30
 3/2/01            14,676.00         10,466.30
 3/1/01            13,880.00         10,450.10
2/28/01            13,965.00         10,495.30
2/27/01            14,233.00         10,636.90
2/26/01            14,381.00         10,642.50
2/23/01            13,033.00         10,441.90
2/22/01            13,436.00         10,526.80
2/21/01            14,196.00         10,526.60
2/20/01            15,135.00         10,730.90
2/16/01            15,569.00         10,799.80
2/15/01            16,346.00         10,891.00
2/14/01            16,068.00         10,795.40
2/13/01            16,394.00         10,903.30
2/12/01            16,253.00         10,946.80
 2/9/01            15,436.00         10,781.40
 2/8/01            15,698.00         10,880.60
 2/7/01            15,909.00         10,946.70
 2/6/01            15,749.00         10,957.40
 2/5/01            15,494.00         10,965.80
 2/2/01            15,307.00         10,864.10
 2/1/01            15,637.00         10,983.60
1/31/01            15,294.00         10,887.40
1/30/01            14,896.00         10,881.20
1/29/01            14,269.00         10,702.20
1/26/01            13,469.00         10,660.00
1/25/01            13,509.00         10,729.50
1/24/01            13,152.00         10,647.00
1/23/01            13,120.00         10,649.80
1/22/01            12,028.00         10,578.20
1/19/01            11,659.00         10,587.60
1/18/01            12,002.00         10,678.30
1/17/01            11,659.00         10,584.30
1/16/01            11,398.00         10,652.70
1/12/01            10,854.00         10,525.40
1/11/01            10,795.00         10,609.50
1/10/01            10,415.00         10,604.30
 1/9/01             9,599.00         10,572.50
 1/8/01             9,267.00         10,621.30
 1/5/01             8,984.00         10,662.00
 1/4/01             9,422.00         10,912.40
 1/3/01             9,185.00         10,945.80
 1/2/01             7,673.00         10,646.10

[CHART]

Chart 3: New York Stock Exchange
New Highs & Lows
January 1, 2001 to June 30, 2001

                        NYSE
                  Cumulative
                     Advance
               NYSE New Highs    NYSE New Lows

6/29/01                   218               23
6/28/01                   147               40
6/27/01                   127               47
6/26/01                   112               44
6/25/01                    83               41
6/22/01                   109               33
6/21/01                   146               39
6/20/01                   128               75
6/19/01                    87               60
6/15/01                    75               51
6/14/01                    55               43
6/13/01                   120               27
6/12/01                   110               32
6/11/01                   105               23
 6/8/01                    87               22
 6/7/01                   126               19
 6/6/01                   166               18
 6/5/01                   187               13
 6/4/01                   151               18
 6/1/01                    97               20
5/31/01                   104               20
5/30/01                    74               29
5/29/01                   126               18
5/25/01                   105               11
5/24/01                   114               19
5/23/01                   126               20
5/22/01                   231               15
5/21/01                   253                6
5/18/01                   209                8
5/17/01                   276                4
5/16/01                   244               21
5/15/01                   156               17
5/14/01                   128               14
5/11/01                   141               14
5/10/01                   161                9
 5/9/01                   120               19
 5/8/01                   109               14
 5/7/01                   137                8
 5/4/01                    97               16
 5/3/01                    59               15
 5/2/01                   100               13
 5/1/01                   106               14
4/30/01                   150               11
4/27/01                   172               14
4/26/01                   172               15
4/25/01                   119               22
4/24/01                    94               29
4/23/01                    73               33
4/20/01                    63               29
4/19/01                    80               14
4/18/01                   159               23
4/17/01                    97               24
4/16/01                    72               26
4/12/01                    41               34
4/11/01                    64               39
4/10/01                   102               35
 4/9/01                    69               50
 4/6/01                    39               54
 4/5/01                    61               32
 4/4/01                    45              122
 4/3/01                    33              158
 4/2/01                    87               69
3/30/01                    88               60
3/29/01                    66               62
3/28/01                    49               44
3/26/01                    60               19
3/23/01                    47               53
3/22/01                    41              249
3/21/01                    69              129
3/20/01                   105               52
3/19/01                    89               85
3/16/01                    67              106
3/15/01                    61               42
3/14/01                    50              110
3/13/01                    56               68
3/12/01                    86               84
 3/9/01                   145               34
 3/8/01                   181               14
 3/7/01                   151                9
 3/6/01                   109                8
 3/5/01                   117               16
 3/2/01                   120               35
 3/1/01                    89               55
2/28/01                    81               30
2/27/01                    88               20
2/26/01                    85               18
2/23/01                    56               49
2/22/01                    64               45
2/21/01                   108               47
2/20/01                   120               34
2/16/01                    98               23
2/15/01                   135               14
2/14/01                   144               24
2/13/01                   200               14
2/12/01                   184               12
 2/9/01                   139               12
 2/8/01                   140               12
 2/7/01                   167               17
 2/6/01                   172                7
 2/5/01                   166                9
 2/2/01                   203                5
 2/1/01                   215                5
1/31/01                   231                3
1/30/01                   179                4
1/29/01                   178                5
1/26/01                   128                6
1/25/01                   134                4
1/24/01                   127                5
1/23/01                   134                4
1/22/01                    83                3
1/19/01                   103                8
1/18/01                   123                8
1/17/01                   168               11
1/16/01                   161               14
1/12/01                   103                4
1/11/01                   172               18
1/10/01                   156               18
 1/9/01                   149               12
 1/8/01                   182               15
 1/5/01                   161               10
 1/4/01                   250                7
 1/3/01                   314               30
 1/2/01                   165               24

Semi-Annual Market Commentary
Continued from Page 1

Board has cut rates three times in succession, it is almost always followed by a bottom in stock prices. It appears that the trio of rate reductions enacted in the 1st Quarter had a similar effect: after the third rate cut in late March, the stock market established what may turn out to be a bottom and rose in the 2nd Quarter from this point to its first positive three-month return since March 2000.

The performance of the major equity indices from the late March lows until mid-May resembled a zig-zagging uptrend, characterized by higher highs and higher lows. (See Chart 1.) Even though the rally slackened late in the 2nd Quarter, these declines did not fall below the market lows in March. This was an indication to us that the underlying condition of the stock market was healthy and supportive of a return to growth.

From a technical standpoint, several factors substantiate the case for an end to the bear market in the 2nd Quarter of 2001. Market breadth (as measured by the number of individual stocks advancing compared with those declining) showed gradual improvement, even as the 2nd Quarter rally weakened from late May through June. (See Chart 2.) Plus, more stocks hit 12-month highs than hit 12-month lows. (See Chart 3.) These indicators typically underscore more favorable conditions in the equity markets.

Also worthy of note is the possible end of the diverging market conditions we witnessed in 2000. In last year's Annual Report, we stated that the equity markets were in a period of transition - from growth to value, from large-cap to small-cap, from "new economy" to "old economy". It appears that 2001 has brought a period of consolidation, as all areas of the stock market appeared to be in a trading range during the 2nd Quarter. So far in 2001, no major market sector, style, or capitalization range has established a leadership position in the equity markets, unlike technology in 1999 and healthcare in 2000.

A consolidating market is characterized by a sideways trend in prices as pressure mounts for a major move either to the upside or the downside. Typically, longer periods of consolidation lead market technicians to become more bullish. Although it may look like the beginning of another bull

Meeder
Advisor Funds

2001 Semi-Annual Report

June 30, 2001

market is in place, more evidence will be required before we can say with greater confidence that the bull has definitely returned.

Year-to-Date Equity Fund Highlights

The Utility Growth Fund outperformed its peer group with a -7.83% for Class A Shares and -8.04 Class C Shares before sales charges year-to-date total return, compared with the -9.81% total return of the average utility fund for the same period, according to Morningstar, Inc. For the 12 months ended June 30, 2001, the Fund returned 5.35% for Class A Shares and 4.83% for Class C Shares before sales charges, outperforming the -4.52% total return of the average utility fund over the same period.

In the 2nd Quarter of 2001, The Core Equity Fund outperformed its benchmark, the S&P 500 Index1, with a 6.10% total return for Class A Shares and 6.06% for Class C Shares before sales charges, compared with the 5.85% total return of the broad-based stock market index. The Tactical Asset Allocation Fund returned 3.90% for Class A Shares and 3.91% for Class C Shares before sales charges for the three months ended June 30, 2001, outperforming the average asset allocation fund which returned 2.64% for the period, according to Morningstar.

Finally and Dramatically, The Fed Cuts Rates

Finally and Dramatically Events in the fixed income market were guided by the effects of the Federal Reserve's rate-cutting actions on short-term interest rates and by the perceived threat of inflation in the U.S. economy. Alan Greenspan & Co. slashed the Fed funds target rate by 2.75% in the first six months of 2001. The Federal Reserve had not cut rates this dramatically since 1982. As of June 30, 2001, the Fed funds target rate stood at 3.75% -- its lowest level since May 1994.


We believe some comments are due in terms of expectations for future investment returns. Last year concluded an extraordinary period for investors. From 1995 through 1999, the S&P 500 Index returned over 20% annually, and growth

/1/ The S&P 500 Composite Stock Index is an unmanaged index based on market capitalization. Past performance of an index does not guarantee future results. It is not possible to invest directly in an index.

                                                             Continued on Page 4

Meeder
Advisor Funds

2001 Semi-Annual Report

June 30, 2001

Semi-Annual Market Commentary
Continued from Page 3


stocks consistently outperformed value by wide margins. In 2000, the S&P 500 suffered its worst annual performance in more than 25 years, and value outperformed growth for the first time since 1993. The correction of 2000 and 2001 was perhaps beneficial, if it brings rationality and responsibility to the markets and raises investor awareness of some of the basic principles of investment planning and portfolio management, such as valuation and diversification.

In light of our positive outlook for the months ahead, we believe investors should have modest expectations for investment returns in the near future. Should a bull market commence in the second half of 2001, we believe it will be a more temperate and balanced climb than the one witnessed in the last 90's. Those investors who are more aggressive and have a higher tolerance for risk may want to consider gradually building a greater exposure to growth in their portfolio. For investors who are more conservative and risk-averse, we feel it may be early to make a commitment to growth and should wait until more evidence of an end to the recent bear market is in place before exposing their portfolios to additional risk.

As we are halfway through 2001, our view of the financial markets is more favorable than it has been in over a year, and our investment disciplines and portfolios reflect an improved outlook for the next six months. Technical conditions remain stable and further consolidation in the equity market would strengthen the bullish case.

We thank you for your continued trust in our investment portfolios. We are committed to helping you achieve your investment goals, using our investment disciplines to manage the risks and seek out the opportunities that are available in the financial markets.


Sincerely,

/s/ Robert S. Meeder, Jr.

Robert S. Meeder, Jr.

Performance Update

Period and Average       Tactical Asset              Utility Growth           Core Equity       International
Annual Total Returns     Allocation Fund/1/             Fund/2/                   Fund/3/       Equity Fund/4/
as of 6/30/01
Before sales charges     Class A       Class C     Class A    Class C     Class A     Class C
------------------------------------------------------------------------------------------------------------------
Year-to-Date              -7.16%        -7.33%     -7.83%     -8.04%       -7.20%      -7.29%       -15.80%
1 year                   -12.67%       -13.01%      5.35%      4.83%      -15.81%     -15.98%       -24.89%
3 years                    2.62%         2.29%     10.77%     10.24%        2.47%       2.38%        -0.47%
5 years                    -             5.70%     14.81%     14.44%        -           -             -
Life of Fund               7.36%         8.10%     15.85%     15.50%        6.22%       6.04%         2.70%


Period and Average         Tactical Asset             UtilityGrowth             CoreEquity         International
Annual Total Returns       Allocation Fund/1/             Fund/2/                 Fund/3/          Equity Fund*/4/
as of 6/30/01
Net of sales charges     Class A*       Class C**   Class A*   Class C**   Class A*    Class C**
------------------------------------------------------------------------------------------------------------------
Year-to-Date             -12.47%         -8.72%    -13.12%     -9.41%      -12.52%      -8.68%       -20.65%
1 year                   -17.70%        -14.31%     -0.71%      3.48%      -20.67%     -17.22%       -29.21%
3 years                    0.62%          2.29%      8.60%     10.24%        0.47%       2.38%        -2.41%
5 years                    -              5.70%     13.46%     14.44%        -           -             -
Life of Fund               6.07%          8.10%     14.71%     15.50%        4.63%       6.04%         1.13%

To obtain a prospectus containing more complete information about Meeder Advisor Funds, including other fees and expenses that apply to a continued investment in the Funds, you may call Meeder Advisor Funds at (800)494-3539, or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing.

Past performance is not a guarantee of future results. All performance figures represent total returns and average annual total returns for the periods ended 6/30/01 and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Advisor waived a portion of its management fees and/or reimbursed expenses in order to reduce the operating expenses of the Tactical Asset Allocation Fund, Utility Growth Fund, Core Equity Fund, and the International Equity Fund during each period shown above.

*    Reflects the deduction of 5.75% maximum sales charges.

**   Reflects the deduction of contingent deferred sales charges as follows:
     1.50% if redeemed within 18 months from date of purchase; 0.75% if redeemed after 18 but within 24 months from date of purchase; 0.00% thereafter.

/1/  Inception Date for Class A shares 8/1/96; for Class C shares 6/1/95.

/2/  Inception Date for Class A and Class C shares 7/11/95.

/3/  Inception Date for Class A and Class C shares 7/31/97.

/4/  Inception Date 9/2/97.

Meeder
Advisor Funds

2001 Semi-Annual Report
June 30, 2001

--------------------------------------------------------------------------------
Performance Perspective

Period and Average Annual Total
Returns as of June 30, 2001

--------------------------------------------------------------------------------
Before sales charges
--------------------------------------------------------------------------------
                                               Class A Shares    Class C Shares

Year to Date                                         -7.16%          -7.33%
1 year                                              -12.67%         -13.01%
3 years                                               2.62%           2.29%
5 years                                               -               5.70%
Life of Fund*                                         7.36%           8.10%

--------------------------------------------------------------------------------
Net of sales charges**
--------------------------------------------------------------------------------

                                               Class A Shares    Class C Shares

Year to Date                                        -12.47%          -8.72%
1 year                                              -17.70%         -14.31%
3 years                                               0.62%           2.29%
5 years                                               -               5.70%
Life of Fund*                                         6.07%           8.10%

*  Inception date for Class A Shares 8/1/96; for Class C Shares 6/1/95.

** Class A Shares reflect deduction of 5.75% maximum sales charges. Class C
   Shares reflect deduction of contingent deferred sales charges as follows:
   1.50% if redeemed within 18 months from date of purchase; 0.75% if redeemed after 18 but within 24 months from date of purchase; 0.00% thereafter.

Please see additional fund performance information on page 5.

Portfolio Managers

[PHOTO]

Robert S. Meeder, Jr.
Portfolio Manager


[PHOTO]

Philip A. Voelker
Portfolio Manager

                         Tactical Asset Allocation Fund
--------------------------------------------------------------------------------
Semi-Annual Market Perspective

For the six months ended June 30, 2001, The Tactical Asset Allocation Fund returned -7.16% for Class A Shares and -7.33% for Class C Shares before sales charges, slightly underperforming the -6.69% total return of the S&P 500 Index over the same period. For the year ended June 30, 2001, the Fund outperformed the S&P 500 Index with a -12.67% total return for Class A Shares and -13.01% for Class C Shares before sales charges, compared with the -14.82% 12-month return for the broad-based stock market index.

We began 2001 with a partially invested position in the Fund, targeting value stock funds which continued to show strength relative to the broad equity market. In early February we adopted a fully invested position as trends turned positive, adding some growth holdings to the portfolio but intentionally underweighting these holdings relative to the market. The rally sputtered in March, turning the trend component of our discipline negative and mandating that we adopt a more defensive position in the Fund.

Equity indices improved early in April, and we adopted a fully invested position once again. Our portfolio emphasis remained on value funds with a concentration in financial services, energy, utilities, and healthcare. Stocks weakened toward the end of the quarter, but the technical conditions of the market remained stable. We maintained our fully-invested position as the 2nd Quarter came to a close.

There are several internal measurements of the stock market's indices that suggest the decline of the last 6-8 weeks has the characteristics of a correction in a bull market environment. Though the large capitalization indices (Dow Jones Industrial Average, S&P 500 and the NASDAQ) continue in their long-term down trend, there are several mutual funds that remain in up trends and may provide solid profitable opportunities. Over the last several months, mutual funds that emphasize "value" companies in their portfolios have performed well.

Portfolio Holdings                                           as of June 30, 2001


                                    [CHART]


1) AIM Basic Value                                                          20%
2) Fidelity Value                                                           17%
3) Fidelity Equity Income                                                   13%
4) Federated Stock Trust                                                    12%
5) PBHG Mid Cap Value                                                        9%
6) PBHG Small Cap Value                                                      8%
7) Legg Mason Value Trust                                                    8%
8) American Century Value                                                    6%
9) S&P 500 Futures                                                           7%


                   Portfolio Holdings are subject to change.

Meeder
Advisor Funds

2001 Semi-Annual Report

June 30, 2001

--------------------------------------------------------------------------------
Performance Perspective

Period and Average Annual Total
Returns as of June 30, 2001

--------------------------------------------------------------------------------
Before sales charges
--------------------------------------------------------------------------------
                                               Class A Shares    Class C Shares

Year to Date                                        -7.83%            -8.04%
1 year                                               5.35%             4.83%
3 years                                             10.77%            10.24%
5 years                                             14.81%            14.44%
Life of Fund*                                       15.85%            15.50%

--------------------------------------------------------------------------------
Net of sales charges**
--------------------------------------------------------------------------------
                                               Class A Shares    Class C Shares

Year to Date                                       -13.12%           -9.41%
1 year                                              -0.71%            3.48%
3 years                                              8.60%           10.24%
5 years                                             13.46%           14.44%
Life of Fund*                                       14.71%           15.50%

*    Inception date for Class A and C Shares 7/11/95.

** Class A Shares reflect deduction of 5.75% maximum sales charges. Class C Shares reflect deduction of contingent deferred sales charges as follows:
     1.50% if redeemed within 18 months from date of purchase; 0.75% if redeemed after 18 but within 24 months from date of purchase; 0.00% thereafter.

Please see additional fund performance information on page 5.
--------------------------------------------------------------------------------

Portfolio Manager

[PHOTO]

Lowell G. Miller
Portfolio Manager

                              Utility Growth Fund

Semi-Annual Market Perspective

The Utility Growth Fund continues to outperform its peer group over the long term. For the 12 months ended June 30, 2001, the Fund returned 5.35% for Class A Shares and 4.83% for Class C Shares before sales charges, while the average utility fund declined -4.52%, according to Morningstar. The Fund also returned -7.83% for Class A Shares and -8.04% for Class C Shares before sales charges for the year-to-date as of June 30, 2001, outperforming the -9.81% year-to-date return for the average utility fund, according to Morningstar.

At the beginning of the year, the power crunch in California infected many companies with little or no direct ties to the state's electric market. Several electric stocks in the Fund's portfolio declined even though fundamentals were either unchanged or improving. As the crisis in California is gradually resolved, the dark cloud over the utilities sector should be lifted, bringing returns back to positive.

During the 2nd Quarter, our telecommunications holdings appeared to have emerged from the bottom. When the dust settles, we think the survivors among the telecom competitors will stand much taller and these companies will find new buyers in the equity markets.

In this environment of falling interest rates, we believe the worst of the downside for the utility sector should be behind us. Our telecom holdings seem poised to help performance once again. Utility consumption generally does not decline when the economy slows, and the sector is often the first to gain ground when growth resumes.

Because the The Utility Growth Fund concentrates its investments in public utility companies, the value of the Fund's shares may fluctuate more than if invested in a greater number of industries. Changes in interest rates may also affect the value of utility stocks, and rising interest rates can be expected to reduce the Fund's net asset value.

Sector Weightings                                           as of June 30, 2001

                                    [CHART]

1) Telecomm. Services                                                       22%
2) Oil/Gas Domestic                                                         21%
3) Electric/Gas Utility                                                     14%
4) Electric Utility                                                         13%
5) Electric Integrated                                                      12%
6) Natural Gas (Distributor)                                                 6%
7) Water Utility                                                             4%
8) Cash Equivalents                                                          8%

                   Sector Weightings are subject to change.

Meeder
Advisor Funds

2001 Semi-Annual Report

June 30, 2001

                                Core Equity Fund
--------------------------------------------------------------------------------
Performance Perspective

Period and Average Annual Total
Returns as of June 30, 2001
--------------------------------------------------------------------------------
Before sales charges
--------------------------------------------------------------------------------
                                               Class A Shares    Class C Shares
                                               --------------------------------
Year to Date                                          -7.20%            -7.29%
1 year                                               -15.81%           -15.98%
3 years                                                2.47%             2.38%
Life of Fund*                                          6.22%             6.04%
--------------------------------------------------------------------------------
Net of sales charges**
--------------------------------------------------------------------------------
                                               Class A Shares    Class C Shares
                                               ---------------------------------
Year to Date                                         -12.52%            -8.68%
1 year                                               -20.67%           -17.22%
3 years                                                0.47%             2.38%
Life of Fund*                                          4.63%             6.04%

*    Inception date for Class A and C Shares 7/31/97

** Class A Shares reflect deduction of 5.75% maximum sales charges. Class C Shares reflect deduction of contingent deferred sales charges as follows:
     1.50% if redeemed within 18 months from date of purchase; 0.75% if redeemed after 18 but within 24 months from date of purchase; 0.00% thereafter.

Please see additional fund performance information on page 5.
--------------------------------------------------------------------------------
Portfolio Manager

[PHOTO]

William L. Gurner
Portfolio Manager
--------------------------------------------------------------------------------
Semi-Annual Market Perspective

The Core Equity Fund returned 6.10% for Class A Shares, 6.06% for Class C Shares before sales charge in the 2nd Quarter, outperforming the 5.85% three-month return of the S&P 500 Index. As of June 30, 2001, the Fund's year-to-date total return was -7.20% for Class A Shares and -7.29% for Class C Shares before sales charges, slightly underperforming its benchmark index, the S&P 500, which returned -6.69%.

Over the last two years, the equity market has tried the patience of many investors, with large price swings in both directions. Revenue growth at technology companies has never been more volatile as it has been during the last two years. This fact has been reflected in the pricing of technology stocks, in addition to other factors that combined to create a kind of mania in the technology market.

Since the beginning of the 2nd Quarter, the overall stock market has performed positively and more stocks were advancing on a daily basis than declining. Favorable action by the Federal Reserve, low inflation, and tax cuts in the offing could help end this market downturn, although we do not expect the momentum of the last bull market to return.

We do not attempt to anticipate where or when the next "hot" sector will appear. Our "sector neutral" approach is designed to participate in growth where it appears in the market. With our balanced approach between styles and among industry sectors, we seek to provide investors with opportunities for growth and value wherever and whenever they appear in the stock market.

                                    [CHART]

Sector Weightings                                          as of June 30, 2001

                                               Sector                % of
Sector                                         Manager             Portfolio
1)  Technology                                 RCM                     20%
2)  Finance                                    Matrix                  18%
3)  Consumer Non-Durables                      Barrow Hanley           13%
4)  Health                                     Alliance                12%
5)  Materials & Services                       Ashland Cap.            11%
6)  Utility                                    Miller Howard            8%
7)  Consumer Durables                          Barrow Hanley            8%
8)  Energy                                     Mitchell Group           7%
9)  Transportation                             Miller Howard            1%
10) S&P Futures                                                         2%




                   Sector Weightings are subject to change.

Meeder
Advisor Funds

2001 Semi-Annual Report

June 30, 2001

--------------------------------------------------------------------------------
Performance Perspective

Period and Average Annual Total
Returns as of June 30, 2001

--------------------------------------------------------------------------------
Before sales charges
--------------------------------------------------------------------------------
Year to Date                                                            -15.80%
1 year                                                                  -24.89%
3 years                                                                  -0.47%
Life of Fund*                                                             2.70%

--------------------------------------------------------------------------------
Net of sales charges**
--------------------------------------------------------------------------------
Year to Date                                                            -20.65%
1 year                                                                  -29.21%
3 years                                                                  -2.41%
Life of Fund*                                                             1.13%

*    Inception Date 9/2/97

**   Reflects the deduction of maximum sales charge of 5.75%

In exchange for greater potential rewards, foreign investments involve greater risk than U.S. investments. These risks include political and economic uncertainties of foreign countries and currency fluctuations. These risks may be magnified in countries with emerging markets, since those countries may have relatively unstable governments and less established economies.

Please see additional fund performance information on page 5.

--------------------------------------------------------------------------------
Portfolio Manager

[PHOTO]

Andrew Hitchings
Portfolio Manager

International Equity Fund

--------------------------------------------------------------------------------
Semi-Annual Market Perspective

Declines continued to sweep through equity markets around the world in the first half of 2001, affecting nearly every region. For the six months ended June 30, 2001, The International Equity Fund returned -15.80% before sales charges, compared with the -14.87% total return of the MSCI EAFE Index over the same period

It seemed no region was immune to the bear market that punished global equity markets in the first six months of 2001. Only three countries in the EAFE Index
- Australia, New Zealand, and Ireland - posted positive returns for the year to date. European countries (ex. U.K.) have suffered the worst so far this year, declining nearly 20%, while the U.K. fell over 14%. Most of the negative performance in Europe came from the Nordic countries, especially Sweden (down 29%) and Finland (down 45%). In Asia, declines in the Pacific Rim nations topped 9% while Japan fell over 8%.

Among sectors around the world, technology stocks briefly rallied to begin both the 1st and 2nd Quarters, sparked in part by the aggressive interest rate reductions enacted by the U.S. Federal Reserve Board. In Europe, the United Kingdom, and Japan, our overweighted positions in technology and telecommunications adversely affected fund performance in 2001 when these short rallies ended. In select regions, we increased our exposure to more defensive sectors of the stock market to contain some of the losses and keep fund performance generally in line with its benchmark index.

We expect a difficult second half of 2001, with economic slowdowns continuing to weigh heavily on global equity markets. We are looking at select regions that may benefit more from a recovery, such as the Far East, to enhance fund performance in the quarters to come. Plus, further reductions in interest rates in the U.S., Europe, and Asia may prove positive for equity markets around the world.

--------------------------------------------------------------------------------
Regional Holdings                                            as of June 30, 2001

                                    [CHART]

1) Europe                                             46%
2) Japan                                              23%
3) United Kingdom                                     23%
4) Pacific Rim (ex. Japan)                             4%
5) Australia/New Zealand                               4%

                   Regional Holdings are subject to change.

Meeder
Advisor Funds

2001 Semi-Annual Report

June 30, 2001

Portfolio
Holdings &
Financial
Statements

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                             Mutual Fund Portfolio


                                                       Shares,
                                                    Contracts, or
Security Description                                 Face Amount  Market Value
--------------------                                ------------- ------------
Registered Investment Companies -- 93.1%
AIM Basic Value Fund                                    525,844   $15,927,808
American Century Value Fund                             722,118     4,928,743
Federated Stock Trust Fund                              281,534     9,825,524
Fidelity Equity Income Fund                             205,529    10,726,559
Fidelity Value Fund                                     271,826    14,094,159
Legg Mason Value Trust Fund #                           105,801     6,101,570
Mutual Shares Fund                                          468        10,064
PBHG Mid-Cap Value Fund                                 462,254     7,534,739
PBHG Small-Cap Value Fund #                             320,388     6,545,535
                                                                  -----------
Total Registered Investment Companies (Cost
 $72,342,096)                                                      75,694,701
                                                                  -----------
Money Market Registered Investment Companies -- 3.1%
Charles Schwab Money Market Fund                        694,348       694,348
Fidelity Cash Reserves Money Market Fund              1,835,294     1,835,294
                                                                  -----------
Total Money Market Registered Investment Companies
 (Cost $2,529,642)                                                  2,529,642
                                                                  -----------
U.S. Government Obligations -- 0.6%
U.S. Treasury Bills
 4.88%, due 11/29/01 *                                   22,100        21,768
 4.46% due 08/30/01 **                                  500,000       496,926
                                                                  -----------
Total U.S. Government Obligations (Cost $517,985)                     518,694
                                                                  -----------
Repurchase Agreements -- 3.2%
Smith Barney Securities LLC, 4.19%, 07/02/01,
 (Collateralized by $2,642,862 various commercial
 papers, 3.71 - 4.06% , 07/05/01 - 09/25/01,
 market value -- $2,631,600)                          2,580,000     2,580,000
                                                                  -----------
Total Repurchase Agreements (Cost $2,580,000)                       2,580,000
                                                                  -----------
Total Investments -- 100.0% (Cost $77,969,723)                    $81,323,037
                                                                  -----------

                             Mutual Fund Portfolio

                                                        Shares,
                                                     Contracts, or
Security Description                                  Face Amount  Market Value
--------------------                                 ------------- ------------
Futures Contracts
Long, S&P 500 Futures, face amount $5,649,238
 expiring September 2001                                    18      $5,542,650
                                                                    ----------
Total Futures Contracts                                             $5,542,650
                                                                    ----------
Trustee Deferred Compensation***
Flex-funds Highlands Growth Fund                         2,216      $   38,048
Flex-funds Muirfield Fund                                4,392          20,423
Flex-funds Total Return Utilities Fund                     956          20,515
Meeder Advisor International Equity Fund                 1,861          22,596
                                                                    ----------
Total Trustee Deferred Compensation (Cost $118,144)                 $  101,582
                                                                    ----------

#    Represents non-income producing securities.
*    Pledged as collateral on Letter of Credit.
**   Pledged as collateral on Futures.
*** Assets of affiliates to the Mutual Fund Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                           Utilities Stock Portfolio


                                         Shares or
Security Description                    Face Amount Market Value
--------------------                    ----------- ------------
Common Stocks -- 91.8%
Electric/Gas Utility -- 14.2%
AGL Resources, Inc.                       38,755    $   804,166
MDU Resources Group, Inc.                 24,370        715,869
Montana Power Co. #                       29,415        341,214
NiSource, Inc.                            71,635      1,957,785
UtiliCorp United, Inc.                    69,577      1,978,596
                                                    -----------
                                                      5,797,630
                                                    -----------
Electric Integrated -- 11.8%
DQE, Inc.                                 33,740        759,150
Energy East Corp.                         38,765        810,576
GPU, Inc.                                 61,185      2,150,653
IDACORP, Inc.                             31,750      1,107,440
                                                    -----------
                                                      4,827,819
                                                    -----------
Electric Utility -- 11.5%
AES Corp. #                               20,185        868,964
Cinergy Corp.                                710         22,099
Keyspan Corp.                             50,545      1,843,882
TECO Energy, Inc.                         65,685      2,003,392
                                                    -----------
                                                      4,738,337
                                                    -----------
Natural Gas (Distributor) -- 5.5%
Nicor, Inc.                               14,535        566,574
Williams Cos., Inc.                       51,560      1,698,902
                                                    -----------
                                                      2,265,476
                                                    -----------
Oil/Gas (Domestic) -- 22.6%
El Paso Natural Gas Co.                   29,410      1,545,201
Enron Corp.                               14,905        731,835
Kinder Morgan Energy Partners, L.P.       34,269      2,148,238
Kinder Morgan, Inc. UK                    23,680      1,189,920
Kinder Morgan, Inc. US                    10,000        652,000
Peoples Energy Corp.                      18,855        757,971
Questar Corp.                             79,750      2,257,922
                                                    -----------
                                                      9,283,087
                                                    -----------
Telecommunication Services -- 22.5%
Alltel Corp.                              22,085      1,352,927
Bellsouth Corp.                           19,655        791,507
Global Crossings Ltd. #                   36,484        315,222
Qwest Communications                      13,424        427,823
Sprint Corp. FON Group                    27,430        585,905
SBC Communications, Inc.                  59,090      2,367,145
Telephone & DataSystems                   10,045      1,092,394
Verizon Communications                    24,128      1,290,848
Williams Communications Group, Inc. #     42,388        125,892
WorldCom, Inc. -- MCI Group                2,316         37,288
WorldCom, Inc. -- WorldCom Group #        57,912        866,363
                                                    -----------
                                                      9,253,314
                                                    -----------
Water Utility -- 3.7%
American Water Works Co., Inc.            57,925      1,516,911
                                                    -----------
Total Common Stocks (Cost $36,912,731)               37,682,574
                                                    -----------

                           Utilities Stock Portfolio

                                                     Shares or
Security Description                                Face Amount Market Value
--------------------                                ----------- ------------
U.S. Government Obligations -- 0.0%
U.S. Treasury Bill
 4.88%, due 11/29/01 *                                   1,000  $       985
                                                                -----------
Total U.S. Government Obligations (Cost $981)                           985
                                                                -----------
Repurchase Agreements -- 8.2%
Smith Barney Securities LLC, 4.19%, 07/02/01,
 (Collateralized by $3,456,208 various commercial
 papers, 3.71 - 4.06% , 07/05/01 -  09/25/01,
 market value --  $3,441,480)                        3,374,000    3,374,000
                                                                -----------
Total Repurchase Agreements (Cost $3,374,000)                     3,374,000
                                                                -----------
Total Investments -- 100.0% (Cost $40,287,712)                  $41,057,559
                                                                -----------
Trustee Deferred Compensation**
Flex-funds Highlands Growth Fund                           430  $     7,386
Flex-funds Muirfield Fund                                  867        4,031
Flex-funds Total Return Utilities Fund                     172        3,697
Meeder Advisor International Equity Fund                   387        4,695
                                                                -----------
Total Trustee Deferred Compensation (Cost $22,704)              $    19,809
                                                                -----------

L.P.: Limited Partnership
#     Represents non-income producing securities.
*     Pledged as collateral on Letter of Credit.
** Assets of affiliates to the Utilities Stock Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustees Deferred Compensation Plan.

See accompanying notes to financial statements.

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                             Growth Stock Portfolio



                                             Shares,
                                          Contracts, or
Security Description                       Face Amount  Market Value
--------------------                      ------------- ------------
Common Stocks -- 97.2%
Capital Goods, Materials & Services  -- 10.8%
(Subadvised by Ashland Management, Inc.)
Agilent Technologies, Inc. #                  1,350     $    43,875
Air Products & Chemicals, Inc.                1,180          53,985
Alcoa, Inc.                                   5,220         208,800
Automatic Data Processing, Inc.               1,630          81,011
Avery Dennison Corp.                            520          26,546
BISYS Group, Inc. #                             300          17,700
Carreker Corp. #                                600          12,900
Caterpillar, Inc.                             1,600          80,080
Concord EFS, Inc. #                             890          46,289
Convergys Corp. #                             1,060          32,065
Deere & Co.                                   1,100          41,635
Dover Corp.                                     803          30,233
Dow Chemical Co.                              2,865          95,261
DuPont, E.I., de Nemours & Co.                3,980         191,995
Eastman Chemical Co.                            600          28,578
Eaton Corp.                                     219          15,352
Ecolab, Inc.                                  1,000          40,970
Electronic Data Systems Corp.                 2,560         160,000
Emerson Electric Co.                          1,700         102,850
Engelhard Corp.                               1,100          28,369
Equifax, Inc.                                   700          25,676
First Data Corp.                              1,870         120,334
Fiserv, Inc. #                                  510          32,630
General Electric Co.                         42,700       2,092,300
Georgia-Pacific Group                         1,130          38,251
H&R Block, Inc.                                 745          48,090
Illinois Tool Works, Inc.                     1,400          88,620
IMS Health, Inc.                              1,180          33,630
Ingersoll-Rand Co.                              589          24,267
International Paper Co.                       1,790          63,903
Jabil Circuit, Inc. #                           785          24,225
Johnson Controls, Inc.                          292          21,161
KB HOME                                         700          21,119
Mercury Interactive Corp. #                     300          17,970
Millipore Corp.                                 480          29,750
Nextel Communications, Inc. #                 4,660          81,550
OM Group, Inc.                                  600          33,750
Pactiv Corp. #                                2,100          28,140
Pall Corp.                                    1,040          24,471
Paychex, Inc.                                   982          39,280
Phelps Dodge Corp.                              440          18,260
PPG Industries, Inc.                            830          43,633
Praxair, Inc.                                   840          39,480
Robert Half International, Inc. #               800          19,912
Sapient Corp. #                                 500           4,875
Stericycle, Inc. #                              900          42,255
Tetra Tech, Inc. #                              600          16,320
Toll Brothers, Inc. #                           600          23,586
Tyco International, Ltd.                      9,670         527,112
Vulcan Materials Co.                            390          20,963
Waste Connections, Inc. #                       600          21,600
Waste Management, Inc.                        3,210          98,932
Weyerhaeuser Co.                              1,120          61,566
W.W. Grainger, Inc.                           1,558          64,127
                                                        -----------
                                                          5,230,232
                                                        -----------

                             Growth Stock Portfolio

                                                        Shares,
                                                     Contracts, or
Security Description                                  Face Amount  Market Value
--------------------                                 ------------- ------------
Common Stocks -- continued
Consumer Durable Goods -- 7.7%
(Subadvised by Barrow, Hanley, Mewhinney & Strauss,
Inc.)
Albertson's, Inc.                                        3,300     $    98,967
Best Buy Co., Inc. #                                     1,800         114,336
Cendant Corp. #                                          6,900         134,550
Circuit City Stores -- Circuit City Group                2,800          50,400
Costco Wholesale Corp. #                                 3,100         127,348
Delphi Automotive Systems Corp.                          2,500          39,825
Federated Department Stores, Inc. #                      3,300         140,250
Ford Motor Co.                                           7,400         181,670
Gap, Inc.                                                5,300         153,700
General Mills, Inc.                                      2,400         105,072
General Motors Corp.                                     2,300         148,005
Genuine Parts Co.                                        2,700          85,050
Home Depot, Inc.                                         7,900         373,196
J.C. Penney Co., Inc.                                    2,800          73,808
Kroger Co. #                                             4,300         107,500
Limited, Inc.                                            2,000          33,040
Lowe's Companies, Inc.                                   2,500         181,375
May Department Stores Co.                                1,200          41,112
Safeway, Inc. #                                          2,400         115,200
Staples, Inc. #                                          2,500          39,975
Target Corp.                                             4,700         162,620
Toys R Us, Inc. #                                        5,400         133,650
Wal-Mart Stores, Inc.                                   16,500         805,200
Walgreen Co.                                             4,900         168,854
Whirlpool Corp.                                          1,500          93,750
                                                                   -----------
                                                                     3,708,453
                                                                   -----------
Consumer Non-durable Goods -- 12.5%
(Subadvised by Barrow, Hanley, Mewhinney & Strauss,
Inc.)
Action Performance Companies, Inc. #                    12,800         320,000
Adolf Coors Co. -- Class B                               1,200          60,216
Anheuser-Busch Companies, Inc.                           3,200         131,840
AOL Time Warner, Inc. #                                 18,050         956,650
Carnival Corp.                                           2,300          70,610
Clear Channel Communications, Inc. #                     2,600         163,020
Coca-Cola Co.                                           11,100         499,500
Colgate-Palmolive Co.                                    1,500          88,485
Comcast Corp. -- Class A #                               3,500         151,900
Fortune Brands, Inc.                                     5,000         191,800
Gannett Co., Inc.                                        1,100          72,490
Gillette Co.                                             3,000          86,970
Haggar Corp.                                            11,300         116,955
Heinz, H.J. Co.                                          3,000         122,670
Hershey Foods Corp.                                        500          30,855
JAKKS Pacific, Inc. #                                    8,000         149,600
Kimberly-Clark Corp.                                     3,400         190,060
Kraft Foods, Inc. #                                      4,200         130,200
McDonald's Corp.                                         9,000         243,540
Newell Rubbermaid, Inc.                                  1,500          37,650
PepsiCo, Inc.                                            6,200         274,040
Philip Morris Companies, Inc.                           11,300         559,350
Proctor & Gamble Co.                                     5,200         331,760
Sara Lee Corp.                                           3,200          60,608

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                             Growth Stock Portfolio



                                                Shares,
                                             Contracts, or
Security Description                          Face Amount  Market Value
--------------------                         ------------- ------------
Common Stocks -- continued
Starwood Hotels & Resorts Worldwide, Inc.          800     $    29,824
Tribune Co.                                      1,200          48,012
Tupperware Corp.                                 5,900         138,237
UST, Inc.                                        2,200          63,492
Viacom, Inc. -- Class B #                        6,753         349,468
Walt Disney Co.                                  8,000         231,120
Wendy's International, Inc.                      5,900         150,686
                                                           -----------
                                                             6,051,608
                                                           -----------
Energy -- 7.1%
(Subadvised by The Mitchell Group, Inc.)
Anadarko Petroleum Corp.                         1,548          83,452
Baker Hughes, Inc.                               2,240          75,040
BP PLC Sponsored ADR                             1,448          72,183
Chevron Corp.                                    1,200         108,600
Conoco, Inc. -- Class B                          3,100          89,590
Devon Energy Corp.                                 700          36,750
El Paso Corp.                                    2,643         138,863
Enron Corp.                                      3,000         147,300
Exxon Mobil Corp.                               14,962       1,306,931
Grey Wolf, Inc. #                                5,800          23,200
Hydril Co. #                                     1,400          31,878
Kerr-McGee Corp.                                   800          53,016
Ocean Energy, Inc.                               3,560          62,122
Phillips Petroleum Co.                           1,600          91,200
Pioneer Natural Resources Co. #                  1,900          32,395
Royal Dutch Petroleum Co.                        9,100         530,257
Santa Fe International Corp.                     1,100          32,846
Schlumberger, Ltd.                               2,600         136,890
Texaco, Inc.                                     2,800         186,648
Transocean Sedco Forex, Inc.                       519          21,409
Unocal Corp.                                     1,300          44,395
W-H Energy Services, Inc. #                      1,500          28,500
Williams Companies, Inc.                         2,600          85,670
                                                           -----------
                                                             3,419,135
                                                           -----------
Finance -- 18.2%
(Subadvised by Matrix Asset Advisors, Inc.)
AFLAC, Inc.                                      1,675          52,746
Allstate Corp.                                   3,800         167,162
American Express Co.                             6,150         238,620
American General Corp.                           2,200         102,190
American International Group, Inc.              10,750         913,857
Bank of America Corp.                            8,575         514,757
Bank of New York Co., Inc.                       2,250         108,000
Bank One Corp.                                   5,200         186,160
Bear Stearns Companies, Inc.                       550          32,434
Berkshire Hathaway, Inc. -- Class B #               30          69,000
Capital One Financial Corp.                        450          27,068
Chubb Corp.                                        875          67,751
Citigroup, Inc.                                 23,375       1,235,135
Comerica, Inc.                                   1,450          83,520
Countrywide Credit Industries, Inc.                500          22,940
Federal Home Loan Mortgage Corp.                 3,575         243,279
Federal National Mortgage Association            5,400         459,162

                             Growth Stock Portfolio

                                                     Shares,
                                                  Contracts, or
Security Description                               Face Amount  Market Value
--------------------                              ------------- ------------
Common Stocks -- continued
Fifth Third Bancorp                                   1,450     $    87,073
First Union Corp.                                     4,650         162,471
FleetBoston Financial Corp.                           6,175         243,604
Franklin Resources, Inc.                              1,350          61,790
Goldman Sachs Group, Inc.                               900          77,220
Hartford Financial Services Group, Inc.               1,225          83,790
Household International, Inc.                         2,300         153,410
Jefferson-Pilot Corp.                                   900          43,488
John Hancock Financial Services, Inc.                   950          38,247
J.P. Morgan Chase & Co.                               9,500         422,465
KeyCorp                                               2,200          57,310
Lehman Brothers Holdings, Inc.                        1,250          96,550
Lincoln National Corp.                                  900          46,575
Marsh & McLennan Companies, Inc.                        900          90,900
MBIA, Inc.                                              862          47,996
MBNA Corp.                                            3,900         128,700
Mellon Financial Corp.                                2,750         123,228
Merrill Lynch & Co., Inc.                             3,500         207,375
MetLife, Inc.                                         3,650         113,077
MGIC Investment Corp.                                   400          29,056
Morgan Stanley Dean Witter & Co.                      5,500         353,265
National City Corp.                                   2,700          83,106
Northern Trust Corp.                                    500          31,250
PNC Financial Services Group                          1,750         115,132
Progressive Corp.                                       150          20,278
Providian Financial Corp.                             1,400          82,880
Schwab, Charles Corp.                                 2,950          46,462
SouthTrust Corp.                                      2,400          62,400
State Street Corp.                                    1,300          64,337
Stilwell Financial, Inc.                              1,300          43,628
St. Paul Companies, Inc.                              1,325          67,177
SunTrust Banks, Inc.                                  1,250          80,975
Torchmark Corp.                                         900          36,189
UnumProvident Corp.                                     700          22,484
U.S. Bancorp                                         10,950         249,550
Wachovia Corp.                                        1,250          88,937
Washington Mutual, Inc.                               4,829         181,329
Wells Fargo & Co.                                     7,600         352,868
                                                                -----------
                                                                  8,820,353
                                                                -----------
Health -- 12.3%
(Subadvised by Alliance Capital Management L.P.)
Amgen, Inc. #                                         3,810         231,191
Abbott Laboratories                                   5,930         284,640
Affymetrix, Inc. #                                      270           5,954
American Home Products Corp.                          7,120         418,300
Applera Corp. -- Applied Biosystems Group             1,450          38,787
Bristol-Myers Squibb Co.                              7,040         368,192
Cardinal Health, Inc.                                 2,115         145,935
Forrest Laboratories, Inc. #                            840          59,640
HCA, Inc.                                             2,610         117,946
Health Management Associates, Inc. #                  3,200          67,328
Human Genome Sciences, Inc. #                         1,760         106,040
Johnson & Johnson                                    13,000         649,480
Lilly, Eli & Co.                                      3,780         279,720
MedImmune, Inc. #                                     2,640         124,608
Medtronic, Inc.                                       5,970         274,680

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                             Growth Stock Portfolio


                                                  Shares,
                                               Contracts, or
Security Description                            Face Amount  Market Value
--------------------                           ------------- ------------
Common Stocks -- continued
Merck & Co., Inc.                                  9,360     $   598,198
Millennium Pharmaceuticals, Inc. #                   810          28,820
Pfizer, Inc.                                      31,530       1,262,776
Pharmacia Corp.                                    8,450         388,277
Schering-Plough Corp.                              6,660         241,358
Tenet Healthcare Corp. #                           2,070         106,812
UnitedHealth Group, Inc.                           1,500          92,625
Waters Corp. #                                       480          13,253
Wellpoint Health Networks, Inc. #                    410          38,638
                                                             -----------
                                                               5,943,198
                                                             -----------
Technology -- 19.6%
(Subadvised by Dresdner RCM Global Investors,
 L.L.C.)
ADC Telecommunications, Inc. #                     6,500          42,900
Advanced Micro Devices, Inc. #                     3,000          86,700
Altera Corp. #                                     1,660          48,140
Analog Devices, Inc. #                               940          40,655
Applera Corp. -- Applied Biosystems Group            720          19,260
Applied Materials, Inc. #                          3,200         157,120
Applied Micro Circuits Corp. #                     1,470          25,284
Boeing Co.                                         6,000         333,600
Check Point Software Technologies, Ltd. #            950          48,042
CIENA Corp. #                                        430          16,340
Cisco Systems, Inc. #                             33,400         607,880
Compaq Computer Corp.                             12,910         197,781
Computer Associates International, Inc.            1,700          61,200
Comverse Technology, Inc. #                        1,688          96,385
Dell Computer Corp. #                              5,550         145,132
EMC Corp./Mass #                                  10,540         308,295
Flextronics International, Ltd. #                  1,890          49,348
General Dynamics Corp.                             1,200          93,372
Hewlett-Packard Co.                                3,750         107,250
Honeywell International, Inc.                      3,552         123,965
Intel Corp.                                       29,550         864,337
International Business Machines Corp.              8,500         960,500
Intuit, Inc. #                                     1,830          73,182
JDS Uniphase Corp. #                               5,050          63,125
Juniper Networks, Inc. #                           1,260          39,186
KLA-Tencor Corp. #                                 1,070          62,563
Lexmark International, Inc. #                      1,360          91,460
Linear Technology Corp.                            1,850          81,807
Lockheed Martin Corp.                              2,200          81,510
Lucent Technologies, Inc.                         10,500          65,205
Maxim Integrated Products, Inc. #                  2,500         110,525
Micron Technology, Inc. #                          3,200         131,520
Microsoft Corp. #                                 26,580       1,940,340
Minnesota Mining & Manufacturing Co.               1,170         133,497
Motorola, Inc.                                     7,848         129,963
Nokia Corp. Sponsored ADR -- Class A                 720          15,977
Nortel Networks Corp.                              5,390          48,672
Northrop Grumman Corp.                               160          12,816
Oracle Corp. #                                    22,850         434,150
QUALCOMM, Inc. #                                   4,820         281,874
Raytheon Co.                                       2,200          58,410
Rockwell International Corp.                       1,000          38,120

                             Growth Stock Portfolio

                                                    Shares,
                                                 Contracts, or
Security Description                              Face Amount  Market Value
--------------------                             ------------- ------------
Common Stocks -- continued
Sanmina Corp. #                                      2,230     $    52,204
Scientific-Atlanta, Inc.                               880          35,728
Siebel Systems, Inc. #                               3,700         173,530
Solectron Corp. #                                    1,470          26,901
STMicroelectronics N.V.                              1,870          62,626
Sun Microsystems, Inc. #                            11,700         183,924
Tellabs, Inc. #                                      1,730          33,354
Texas Instruments, Inc.                              5,200         165,880
TRW, Inc.                                              710          29,110
United Technologies Corp.                            2,090         153,113
VERITAS Software Co. #                               2,964         197,195
Xilinx, Inc. #                                       1,825          75,263
                                                               -----------
                                                                 9,516,216
                                                               -----------
Transportation -- 0.7%
(Subadvised by Miller/Howard Investments, Inc.)
AMR Corp. #                                            640          23,123
Burlington Northern Santa Fe Corp.                   1,555          47,117
CSX Corp.                                              802          29,064
Delta Air Lines, Inc.                                  525          23,142
FedEx Corp. #                                        1,265          50,853
Norfolk Southern Corp.                               1,640          34,030
Ryder System, Inc.                                     255           4,998
Sabre Holdings Corp. #                                 558          27,900
Southwest Airlines Co.                               3,233          59,778
Union Pacific Corp.                                    990          54,361
US Airways Group, Inc. #                               285           6,926
                                                               -----------
                                                                   361,292
                                                               -----------
Utilities -- 8.3%
(Subadvised by Miller/Howard Investments, Inc.)
AES Corp. #                                          3,860         166,173
ALLTEL Corp.                                         1,000          61,260
AT&T Corp.                                           7,970         175,340
AT&T Wireless Services, Inc. #                       8,470         138,485
BellSouth Corp.                                      8,010         322,563
Calpine Corp. #                                      2,350          88,830
Constellation Energy Group, Inc.                       950          40,470
Dominion Resources, Inc.                             1,030          61,934
DTE Energy Co.                                         940          43,654
Duke Energy Corp.                                    3,300         128,733
Dynegy, Inc. -- Class A                              1,250          56,875
Exelon Corp.                                         3,055         195,887
Global Crossing, Ltd. #                             13,824         119,439
Mirant Corp. #                                       2,575          88,580
PG&E Corp.                                             855           9,576
PPL Corp.                                              365          20,075
Public Service Enterprise Group, Inc.                  935          45,721
Qwest Communications International, Inc. #           6,473         206,295
Reliant Energy, Inc.                                 1,008          32,468
SBC Communications, Inc.                            17,289         692,595
Sempra Energy                                        1,440          39,370
Sonus Networks, Inc. #                               1,365          31,886
Southern Co.                                         2,815          65,449
Sprint Corp. -- FON Group                            3,845          82,129
Sprint Corp. -- PCS Group #                          4,135          99,860

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                             Growth Stock Portfolio



                                                      Shares,
                                                   Contracts, or
Security Description                                Face Amount  Market Value
--------------------                               ------------- ------------
Common Stocks -- continued
Time Warner Telecom, Inc. #                              3,535   $   118,493
Verizon Communications, Inc.                            11,275       603,213
Williams Communications Group, Inc. #                   10,003        29,709
WorldCom, Inc. -- MCI Group #                              626        10,079
WorldCom, Inc. -- WorldCom Group #                      12,482       186,731
Xcel Energy, Inc.                                        1,125        32,006
XO Communications, Inc. #                                9,200        17,664
                                                                 -----------
                                                                   4,011,542
                                                                 -----------
Total Common Stocks
 (Cost $46,293,787)                                               47,062,029
                                                                 -----------
U.S. Government Obligations -- 0.4%
U.S. Treasury Bills
 4.88% 11/29/01 **                                       9,000         8,865
 4.46% 08/30/01 *                                      200,000       198,770
                                                                 -----------
Total U.S. Government Obligations
 (Cost $207,363)                                                     207,635
                                                                 -----------
Repurchase Agreements -- 2.4%
Smith Barney Securities LLC, 4.19%, 07/02/01,
 (Collateralized by $1,214,897 various commercial
 papers, 3.71 - 4.06% , 07/05/01 - 09/25/01,
 market value -- $1,209,720)                         1,186,000     1,186,000
                                                                 -----------
Total Repurchase Agreements
 (Cost $1,186,000)                                                 1,186,000
                                                                 -----------
Total Investments -- 100.0%
 (Cost $47,687,150)                                              $48,455,664
                                                                 -----------

                             Growth Stock Portfolio

                                                      Shares,
Security                                           Contracts, or
Description                                         Face Amount  Market Value
-----------                                        ------------- ------------
Futures Contracts
Long, S&P 500 Futures, face amount $618,000
 expiring September 2001                                     2      $615,850
                                                                    --------
Total Futures Contracts                                             $615,850
                                                                    --------
Trustee Deferred Compensation***
Flex-funds Highlands Growth Fund                           910      $ 15,631
Flex-funds Muirfield Fund                                1,897         8,819
Flex-funds Total Return Utilities Fund                     419         8,983
Meeder Advisor International Equity Fund                   806         9,791
                                                                    --------
Total Trustee Deferred Compensation (Cost $49,981)                  $ 43,224
                                                                    --------

ADR:  American Depository Receipt
#     Represents non-income producing securities.
*     Pledged as collateral on futures contracts.
**    Pledged as collateral on Letter of Credit.
*** Assets of affiliates to the Growth Stock Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                           International Equity Fund



                                        Shares or
Security Description                   Face Amount Market Value
--------------------                   ----------- ------------
Common Stocks -- 100.0%
Advertising -- 0.1%
Cordiant Communications Group            11,300    $    28,368
                                                   -----------
Aerospace/Defense -- 0.3%
BAE Systems PLC                          17,818         85,809
                                                   -----------
Air Transportation -- 0.7%
Auckland International Airport Ltd.      13,500         20,820
British Airways PLC                      12,300         59,845
Ryanair Holdings PLC #                    5,900         61,351
Singapore Airlines Ltd.                   6,000         41,479
                                                   -----------
                                                       183,495
                                                   -----------
Apparel -- 0.3%
Industria de Diseno Textil SA #           5,043         80,692
                                                   -----------
Appliances -- 0.1%
Fisher & Paykel Industries Ltd.           5,800         27,776
                                                   -----------
Application Software -- 0.1%
Fuji Soft ABC, Inc.                         300         17,622
Sumisho Computer Systems Corp.              200          8,398
                                                   -----------
                                                        26,020
                                                   -----------
Autoparts -- 0.2%
Denso Corp.                               3,000         57,216
                                                   -----------
Auto & Truck -- 3.8%
Autobacs Seven Co.                          300          8,294
Bayerische Motoren Werke AG               4,282        142,120
Denway Motors Ltd. #                     92,000         33,026
Fiat SpA                                  3,042         59,804
GKN Ord.                                  5,494         52,994
Honda Motor Co., Ltd.                     3,000        131,741
Nissan Motor Co., Ltd.                   15,000        103,494
Toyota Motor Corp.                       14,300        503,062
                                                   -----------
                                                     1,034,535
                                                   -----------
Banking -- 15.6%
Abbey National PLC                        7,000        123,261
Asahi Bank Ltd.                           7,000         15,145
Banca Intesa SpA                         35,594        126,325
Banca Nazionale del Lavoro               46,293        145,670
Banco Bilbao Vizcaya Argentaria          11,354        147,267
Bank of East Asia                        22,000         51,053
Bank of Fukuoka Ltd.                      6,000         26,925
Bank of Yokohama Ltd.                     9,000         36,638
Barclays PLC                              5,883        181,389
Bayerische Hypo-und Vereinsbank AG        4,258        211,081
BNP Paribas SA                            1,361        118,763
DBS Group Holdings Ltd.                   7,600         55,876
Deutsche Bank AG                          4,324        310,665
DnB Holding ASA                          26,053        113,222
Halifax PLC                               8,730        101,495
Hang Seng Bank Ltd.                       7,200         73,848
HSBC Holdings PLC                        37,977        452,530
ING Groep NV                              6,578        424,085
Mitsubishi Tokyo Finance Group Inc. #        21        175,014

                           International Equity Fund

                                       Shares or
Security Description                  Face Amount Market Value
--------------------                  ----------- ------------
Common Stocks -- continued
Mizuho Holdings, Inc.                       32    $   148,730
National Australia Bank Ltd.             7,090        126,682
Overseas-Chinese Banking Corp., Ltd.     8,000         52,233
Royal Bank of Scotland Group PLC         6,063        134,373
Societe Generale                         2,347        139,358
Softbank Corp.                           1,300         42,608
Sumitomo Bank Ltd.                      20,000        165,078
Sumitomo Trust                           4,000         25,162
Svenska Handelsbanken AB                10,239        146,519
UBS AG                                   1,605        230,276
UFJ Holdings, Inc. #                         6         32,262
Westpac Banking Corp.                   11,252         82,927
Wing Hang Bank Ltd.                      7,000         26,699
                                                  -----------
                                                    4,243,159
                                                  -----------
Beverage (Alcoholic) -- 1.1%
Bass PLC                                 5,800         60,950
Diageo PLC                              10,620        117,159
Pernod-Ricard                            1,743        122,506
                                                  -----------
                                                      300,615
                                                  -----------
Brewery -- 0.5%
Asahi Breweries                          5,000         56,054
Foster's Group Ltd.                     10,000         27,934
Interbrew                                2,110         56,598
                                                  -----------
                                                      140,586
                                                  -----------
Broadcasting/Cable TV -- 0.9%
British Sky Broadcasting Group PLC #    12,082        116,883
Reuters Holdings PLC                     8,568        111,851
Tokyo Broadcasting System, Inc.          1,000         19,232
                                                  -----------
                                                      247,966
                                                  -----------
Broadcasting/Publishing -- 0.4%
News Corporation Ltd.                   12,700        116,652
                                                  -----------
Building & Construction -- 3.5%
Bouygues SA                              3,955        134,020
CSR Ltd.                                12,700         45,964
Compagnie de St-Gobain                   1,315        179,156
Daikin Industries Ltd.                   1,000         18,511
Obayashi Corp.                          24,000         93,277
Sekisui House                            6,000         50,918
Suez Lyonnaise des Eaux SA               7,598        245,083
Vinci                                    2,867        183,133
                                                  -----------
                                                      950,062
                                                  -----------
Building Materials -- 0.6%
LaFarge                                  1,459        125,086
Wolseley PLC                             6,200         46,563
                                                  -----------
                                                      171,649
                                                  -----------
Casino Services -- 0.1%
Aristocrat Leisure Ltd.                  4,730         16,998
                                                  -----------
Cellular Telecommunications -- 0.2%
NTT DoCoMo, Inc.                             2         34,778
Orange SA #                              3,586         29,222
                                                  -----------
                                                       64,000
                                                  -----------

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                           International Equity Fund



                                    Shares or
Security Description               Face Amount Market Value
--------------------               ----------- ------------
Common Stocks -- continued
Chemicals -- 0.9%
Bayer AG                              4,374    $   172,092
Mitsui Chemicals, Inc.                8,000         32,118
Shin-Etsu Chemical Co., Ltd.          1,000         36,702
                                               -----------
                                                   240,912
                                               -----------
Chemical (Diversified) -- 2.1%
Akzo Nobel NV                         3,716        157,716
Aventis SA                            4,151        332,273
BOC Group PLC                         6,210         91,344
                                               -----------
                                                   581,333
                                               -----------
Chemical (Specialty) -- 0.5%
L' Air Liquide SA                       863        124,315
                                               -----------
Commercial Services -- 0.1%
Benesse Corp.                         1,000         31,333
                                               -----------
Computer & Peripherals -- 1.2%
Cap Gemini SA                         1,510        110,232
Fujitsu Ltd.                          6,000         62,986
Logica PLC                            5,553         67,779
NEC Corp.                             6,000         81,016
                                               -----------
                                                   322,013
                                               -----------
Computer Software & Services -- 0.7%
Konami Co., Ltd.                        600         27,358
Sap Ag-Vorzug                         1,134        157,779
                                               -----------
                                                   185,137
                                               -----------
Computer Systems -- 0.1%
Itochu Techno Science Corp.             200         22,758
                                               -----------
Containers (Paper & Plastic) -- 0.1%
Amcor Ltd.                           10,200         34,420
                                               -----------
Cosmetics -- 0.4%
Kao Corp.                             4,000         99,367
                                               -----------
Distribution Wholesaler -- 0.6%
Li & Fung Ltd.                       22,000         36,103
Marubeni Corp. #                     19,000         36,541
Mitsui & Co.                         12,000         80,680
                                               -----------
                                                   153,324
                                               -----------
Diversified -- 3.3%
BBA Group PLC                        10,600         37,555
BHP Billiton Ltd.- Bonus Shares #    11,835         64,253
BHP Billiton Ltd.                    11,112         58,853
Brambles Industries Ltd.              1,400         34,255
Hutchison Whampoa Ltd.               23,800        240,295
Preussag AG                           3,748        113,898
Rio Tinto Ltd.                        3,240         56,385
Swire Pacific Ltd.                    7,000         36,257
Vivendi Universal                     3,635        212,442
Wharf Holdings Ltd.                  18,000         37,616
                                               -----------
                                                   891,809
                                               -----------
Diversified Conglomerates -- 0.2%
Mitsubishi Corp.                      8,000         64,428
                                               -----------

                           International Equity Fund

                                               Shares or
Security Description                          Face Amount Market Value
--------------------                          ----------- ------------
Common Stocks -- continued
Drug -- 0.6%
Elan Corp. PLC #                                 1,375    $    85,608
Roche Holdings AG                                  956         68,980
                                                          -----------
                                                              154,588
                                                          -----------
E-Commerce -- 0.0%
QXLRicardo PLC #                                85,000          5,410
                                                          -----------
Electric Production -- 2.7%
Chubu Electric Power Co., Inc.                   3,400         72,201
CLP Holdings Ltd.                                6,800         28,508
Hitachi Ltd.                                    10,000         98,165
Mitsubishi Electric Corp.                        5,000         24,762
National Grid Group PLC                          9,500         70,406
Rohm Co., Ltd.                                     500         77,651
Sanyo Electric Co., Ltd.                         9,000         56,832
Scottish Power PLC                              14,100        104,299
Sharp Corp.                                      4,000         54,492
Tokyo Electric Power Co.                         3,500         90,592
Union Electric Fenosa                            3,605         67,475
                                                          -----------
                                                              745,383
                                                          -----------
Electronic Component -- 3.2%
Arm Holdings PLC #                               8,900         33,798
Chartered Semiconductor Manufacturing Ltd. #     6,000         15,012
Endesa SA                                       11,276        180,329
Fanuc Ltd.                                         600         29,858
Kyocera Corp.                                      600         52,889
Mabuchi Motor Co., Ltd.                            300         30,724
Matsushita Electric Industrial Co., Ltd.         5,000         78,211
Murata Manufacturing Co., Ltd.                     600         39,859
Sony Corp.                                       3,400        223,415
STMicroelectronics NV                            3,294        114,641
Sumitomo Electric Industries                     6,000         67,986
Venture Manufacturing Ltd.                       2,000         13,278
                                                          -----------
                                                              880,000
                                                          -----------
Electronic Measuring Instruments -- 0.2%
Advantest Corp.                                    200         17,133
Keyence Corp.                                      200         39,666
                                                          -----------
                                                               56,799
                                                          -----------
Electronics -- 0.1%
NGK Insulators Ltd.                              3,000         26,324
                                                          -----------
Engineering Research & Development -- 0.1%
Singapore Technologies Engineering Ltd.         16,000         22,649
                                                          -----------
Entertainment/Media -- 0.4%
Capcom Co., Ltd.                                   500         17,309
Pearson PLC                                      5,781         95,827
                                                          -----------
                                                              113,136
                                                          -----------
Finance -- 2.7%
Acom Co., Ltd.                                     700         61,760
Hong Kong Exchanges & Clearing Ltd.             16,000         28,514
Lloyds TSB Group PLC                            17,552        176,627
Man Group PLC                                    4,451         60,277

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                           International Equity Fund



                                                 Shares or
Security Description                            Face Amount Market Value
--------------------                            ----------- ------------
Common Stocks -- continued
Nomura Securities Co., Ltd.                        6,000    $   114,913
Orix Corp.                                           500         48,602
Provident Financial PLC                            6,700         70,455
Serono SA                                            177        175,841
                                                            -----------
                                                                736,989
                                                            -----------
Financial Services -- 0.9%
Daiwa Securities Group, Inc.                       4,000         41,830
Deutsche Boerse AG                                 3,615        127,960
Legal & General Group PLC                         31,434         71,690
                                                            -----------
                                                                241,480
                                                            -----------
Food (Diversified) -- 2.3%
Ajinomoto Co., Inc.                                3,000         32,166
Ariake Japan Co., Ltd.                             1,000         54,571
Compass Group PLC #                               13,700        110,253
Nestle SA                                          1,052        223,911
Royal Canin SA                                       970         90,490
Tesco PLC                                         35,200        127,699
                                                            -----------
                                                                639,090
                                                            -----------
Food (Retail) -- 0.7%
Delhaize Le Lion                                   2,725        161,571
Iceland Group PLC                                  7,500         19,094
                                                            -----------
                                                                180,665
                                                            -----------
Hotel/Gaming -- 0.3%
Hilton Group PLC                                  24,300         82,141
                                                            -----------
Household Products -- 0.3%
Asahi Glass Co., Ltd.                             10,000         83,019
                                                            -----------
Insurance (Multiline) -- 1.4%
Aegon NV                                           9,186        259,268
Zurich Financial Services Group                      343        117,152
                                                            -----------
                                                                376,420
                                                            -----------
Insurance (Property/Casualty) -- 1.7%
Allianz AG                                         1,282        375,166
Mitsui Marine & Fire Insurance Co., Ltd.          16,000         81,801
                                                            -----------
                                                                456,967
                                                            -----------
Insurance -- 3.0%
Assicurazioni Generali                             3,432        103,916
Axa                                                4,874        139,220
Fortis AG                                         10,465        253,172
Muenchener Rueckversicherungs--Gesellschaft AG       558        155,928
Swiss Re                                              85        170,118
                                                            -----------
                                                                822,354
                                                            -----------
Internet (Software) -- 0.1%
Emblaze Systems Ltd. #                             7,800         23,167
                                                            -----------
Investment Companies -- 0.2%
Amvescap PLC                                       2,800         48,908
                                                            -----------
Machinery -- 1.4%
Alstom                                             2,000         55,786
Brandrill Ltd.                                    12,000         11,011
Komori Corp.                                       4,000         54,492
Schneider SA                                       2,160        119,728


                           International Equity Fund

                                       Shares or
Security Description                  Face Amount Market Value
--------------------                  ----------- ------------
Common Stocks -- continued
SMC Corp.                                  700    $    74,886
Toyoda Automatic Loom Works, Ltd.        2,000         41,189
Tsubakimoto Chain Corp.                 10,000         32,294
                                                  -----------
                                                      389,386
                                                  -----------
Manufacturing -- 1.6%
E.On AG                                  2,931        154,105
Mitsubishi Heavy Industries, Ltd.       16,000         72,955
NTN Corp.                                9,000         24,954
Siemens AG                               3,004        184,871
                                                  -----------
                                                      436,885
                                                  -----------
Medical Products -- 5.6%
AstraZeneca PLC                          4,114        192,771
Glaxosmithkline PLC                     26,870        760,072
Novartis AG                              5,480        198,620
ResMed, Inc. #                           2,000         10,580
Takeda Chemical Industries               5,000        232,391
Woolworths Ltd.                         16,400         91,959
Yamanouchi Pharmaceutical Co., Ltd.      1,000         28,047
                                                  -----------
                                                    1,514,440
                                                  -----------
Medical (Drugs) -- 1.5%
Banyu Pharmaceutical Co., Ltd.           4,000         73,243
Sanofi Synthelabo SA                     2,585        170,057
Schering AG                              2,259        118,888
Skyepharma PLC #                        30,000         34,581
                                                  -----------
                                                      396,769
                                                  -----------
Mining -- 0.4%
Mitsui Mining & Smelting Co., Ltd.       8,000         35,323
Rio Tinto PLC                            3,500         62,472
                                                  -----------
                                                       97,795
                                                  -----------
Networking Production -- 0.2%
Batm Advanced Communications, Ltd. #     9,500         10,077
Fibernet Group PLC #                     6,200         36,172
                                                  -----------
                                                       46,249
                                                  -----------
Office Automation & Equipment -- 0.5%
Canon, Inc.                              3,000        121,164
                                                  -----------
Oil & Natural Gas -- 8.0%
Amp Ltd.                                 5,400         60,539
BP Amoco PLC                            86,000        710,951
ENI SpA                                 15,715        192,278
Hong Kong & China Gas Co., Ltd.         18,348         23,053
Lattice Group PLC                       36,280         81,459
Royal Dutch Petroleum Co.                7,225        416,917
Santos Ltd.                              3,100         10,256
Statoil ASA #                           10,102         74,795
Tokyo Gas Co.                           45,000        136,670
Total Fina SA                            3,367        472,726
                                                  -----------
                                                    2,179,644
                                                  -----------
Optical Supplies -- 0.6%
Essilor International SA                   413        118,494
Hoya Corp.                                 700         44,315
                                                  -----------
                                                      162,809
                                                  -----------

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                           International Equity Fund


                                                    Shares or
Security Description                               Face Amount Market Value
--------------------                               ----------- ------------
Common Stocks -- continued
Paper & Forest Products -- 0.1%
Nippon Unipac Holding #                                   5    $    28,047
                                                               -----------
Photographic Equipment & Supplies -- 0.3%
Fuji Photo Film                                       2,000         86,225
                                                               -----------
Printing (Commercial) -- 0.2%
Dai Nippon Printing Co., Ltd.                         4,000         48,786
                                                               -----------
Protection (Safety Equipment) -- 0.5%
Kidde PLC                                            35,200         40,575
Secom Co., Ltd.                                       1,500         83,660
                                                               -----------
                                                                   124,235
                                                               -----------
Publishing -- 1.3%
Elsevier NV                                          10,341        129,036
Independent News & Media PLC                         23,007         45,894
Royal & Sun Alliance Insurance Group PLC              4,100         31,024
Singapore Press Holdings Ltd.                         2,800         30,726
Verenigde Nederlandse Uitgeversbedrijven Verenigd
 Bezit                                                3,628        123,185
                                                               -----------
                                                                   359,865
                                                               -----------
Public Thoroughfares -- 0.6%
Autostrade SpA                                       26,251        171,402
                                                               -----------
Real Estate Management & Investment -- 1.7%
Canary Wharf Group PLC #                              7,900         61,900
Chelsfield PLC                                        4,348         20,816
Cheung Kong Holdings Ltd.                             2,000         21,795
China Resources Enterprise                           19,000         32,033
City Developments Ltd.                                8,000         30,945
Henderson Land Development Co., Ltd.                  4,000         17,744
Keppel Land Ltd.                                     10,000         12,565
Leopalace21 Corp. #                                  12,000         54,524
Mitsubishi Estate Co., Ltd.                           7,000         64,340
New World Development Co., Ltd.                      19,000         23,142
Sun Hung Kai Properties Ltd.                         12,000        108,080
Westfield Holdings Ltd.                               3,300         23,550
                                                               -----------
                                                                   471,434
                                                               -----------
Real Estate Development -- 0.2%
Amoy Properties Ltd.                                 17,000         19,507
Kerry Properties Ltd.                                12,000         16,231
Shum Yip Investment Ltd.                             86,000         27,289
                                                               -----------
                                                                    63,027
                                                               -----------
Restaurant -- 0.1%
Luminar PLC                                           3,000         37,233
                                                               -----------
Retail -- 1.0%
Arcadia Group PLC                                    10,000         40,450
Fast Retailing Co., Ltd.                                200         34,779
Isetan Co., Ltd.                                      4,000         42,311
Pinault Pritemps Redoute SA                           1,109        160,975
                                                               -----------
                                                                   278,515
                                                               -----------
Retail Grocery -- 0.2%
Ito-Yokado Co., Ltd.                                  1,000         46,077
                                                               -----------
Retail Store -- 0.1%
Debenhams PLC                                         5,800         37,243
                                                               -----------

                           International Equity Fund

                                               Shares or
Security Description                          Face Amount Market Value
--------------------                          ----------- ------------
Common Stocks -- continued
Steel (Integrated) -- 0.6%
Aichi Steel Corp.                                11,000   $    61,616
Kawasaki Steel Corp.                             16,000        18,976
Nippon Steel Corp.                               48,000        72,698
                                                          -----------
                                                              153,290
                                                          -----------
Telecommunications -- 4.2%
Deutsche Telekom AG                               8,600       196,519
Nippon Telegraph & Telephone Corp.                   47       244,811
Portugal Telecom SA #                            23,549       164,714
Singapore Telecommunications Ltd.                29,000        30,232
Telecom Italia SpA                               37,246       240,190
Telephonica SA #                                 21,913       270,828
                                                          -----------
                                                            1,147,294
                                                          -----------
Telecommunication Equipment -- 5.5%
Alcatel Alsthom                                   2,364        49,565
France Telecom SA                                 3,534       168,891
Nokia Oyj                                        16,850       382,895
Telecom Italia Mobile SpA                        11,076        56,909
Telefonaktiebolaget LM Ericsson AB               27,870       152,602
Vivendi Environnement                             1,697        71,607
Vodafone AirTouch PLC                           273,535       609,327
                                                          -----------
                                                            1,491,796
                                                          -----------
Telecommunication Services -- 1.4%
British Telecommunications PLC #                 31,326       196,309
Rank Group PLC                                   13,875        42,388
Telenor ASA                                      21,011        86,801
Telestra Corp., Ltd.                             21,000        57,592
                                                          -----------
                                                              383,090
                                                          -----------
Television -- 0.1%
Fuji Television Network, Inc.                         6        34,474
                                                          -----------
Textile -- 0.2%
Kuraray Co., Ltd.                                 6,000        44,619
                                                          -----------
Tire & Rubber -- 0.1%
Bridgestone Corp.                                 3,000        31,373
                                                          -----------
Tobacco -- 0.4%
British American Tobacco PLC                     14,120       107,841
                                                          -----------
Toys -- 0.3%
Nintendo Co.                                        400        72,762
                                                          -----------
Transportation -- 1.2%
Central Japan Railway Co.                            15        93,157
East Japan Railway Co.                               18       103,854
Exel PLC                                          3,300        35,449
Railtrack Group PLC                               3,521        16,633
Yamato Transport Co., Ltd.                        4,000        83,820
                                                          -----------
                                                              332,913
                                                          -----------
Travel Services -- 0.3%
China Travel Int'l Investment Hong Kong Ltd.     60,000        11,308
Kuoni Reisen Holding AG                             156        60,496
                                                          -----------
                                                               71,804
                                                          -----------
Total Common Stocks
 (Cost $29,489,382)                                        27,190,722
                                                          -----------
Total Investments--100.0%
 (Cost $29,489,382)                                       $27,190,722
                                                          -----------

Schedule of Investments
June 30, 2001 (unaudited)
-------------------------------------------------------------------------------

                           International Equity Fund


                                             Shares or
 Security Description                       Face Amount Market Value
 --------------------                       ----------- ------------
 Trustee Deferred Compensation*
 Flex-funds Highlands Growth Fund               411     $      7,063
 Flex-funds Muirfield Fund                      845            3,933
 Flex-funds Total Return Utilities Fund         178            3,834
 Meeder Advisor International Equity Fund       367            4,465
                                                        ------------
 Total Trustee Deferred
  Compensation (Cost $22,335)                           $     19,295
                                                        ------------

 Forward Currency Contracts

                                                                       Unrealized
Currency            Contract Amount  Contract Amount Contract Value   Appreciation  Delivery
Purchased          in Local Currency in U.S. Dollars in U.S. Dollars (Depreciation)   Date
---------          ----------------- --------------- --------------- -------------- --------
British Pound            (6,232)          (8,778)         (8,814)         (36)       7/2/01
Australian Dollar         8,028            4,075           4,092           17        7/3/01
Euro                    (28,181)         (24,241)        (23,921)         320        7/2/01

# Represents non-income producing securities.
* Assets of affiliates to the International Equity Fund held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

  Portfolio Composition by Country of Domicile as of June 30, 2001:
  Australia -- 3.44%     Netherlands -- 5.98%
  Belgium -- 1.73%       New Zealand -- .18%
  Euro -- (0.09)%        Norway -- 1.01%
  Finland -- 1.41%       Portugal -- 0.61%
  France -- 13.51%       Singapore -- 1.12%
  Germany -- 9.16%       Spain -- 2.50%
  Hong Kong -- 3.28%     Sweden -- 1.10%
  Ireland -- 0.71%       Switzerland -- 4.58%
  Italy -- 4.03%         United Kingdom -- 22.54%
  Japan -- 23.12%        United States -- 0.08%

See accompanying notes to financial statements.

Statements of Assets & Liabilities
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                         Tactical Asset  Utility      Core
                                           Allocation     Growth     Equity
                                              Fund         Fund       Fund
                                         -------------- ---------- -----------
Assets
Investments in corresponding portfolio,
 at value                                 $ 4,795,758   $6,371,077 $ 9,917,877
Receivable for capital stock issued                --           --       1,074
Receivable from investment advisor             14,633       33,607      32,201
Unamortized organization costs                     --           --       2,163
Other assets                                   38,807       13,799      22,499
-------------------------------------------------------------------------------
Total Assets                                4,849,198    6,418,483   9,975,814
-------------------------------------------------------------------------------

Liabilities
Payable for capital stock redeemed              1,697       13,523      52,078
Dividends payable                                  --        8,288          --
Dealer commissions payable                      1,680          282       8,966
Accrued distribution plan fees (12b-1)
 and shareholder service fees                  25,628       11,755      23,021
Accrued transfer agent and
 administrative fees                              946          817       1,262
Other accrued liabilities                      15,660       12,186       3,880
-------------------------------------------------------------------------------
Total Liabilities                              45,611       46,851      89,207
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Net Assets                            4,803,587    6,371,632   9,886,607
-------------------------------------------------------------------------------

Net Assets
Capital                                     8,371,745    5,990,593  10,103,122
Accumulated undistributed
 (distributions in excess of) net
 investment income                            354,530        6,697     (33,570)
Accumulated undistributed net realized
 gain (loss) from investments              (2,970,973)      92,489     325,974
Net unrealized appreciation
 (depreciation) of investments               (951,715)     281,853    (508,919)
-------------------------------------------------------------------------------
Total Net Assets                          $ 4,803,587   $6,371,632 $ 9,886,607
-------------------------------------------------------------------------------

Net Assets
Class A Shares                            $   290,958   $3,259,833 $ 5,617,687
Class C Shares                              4,512,629    3,111,799   4,268,920
-------------------------------------------------------------------------------
Total                                     $ 4,803,587   $6,371,632 $ 9,886,607
-------------------------------------------------------------------------------
Capital Stock Outstanding
 (indefinite number of shares
 authorized, $0.10 par value)
Class A Shares                                 31,192      174,891     375,407
Class C Shares                                425,091      170,049     287,113
-------------------------------------------------------------------------------
Total                                         456,283      344,940     662,520
-------------------------------------------------------------------------------

Net Asset Value -- Redemption Price Per
 Share
 Class A Shares                                 $9.33       $18.64      $14.96
 Class C Shares*                               $10.62       $18.30      $14.87
Maximum Sales Charge -- Class A Shares          5.75%        5.75%       5.75%
Maximum Offering Price Per Share --
  Class A Shares                                $9.90       $19.78      $15.87

*  Redemption price varies based upon holding period.

See accompanying notes to financial statements.

Statement of Assets & Liabilities
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                                 International
                                                                  Equity Fund
                                                                 -------------
Assets
Investments, at value (cost $29,489,382)                          $27,190,722
Trustee Deferred Compensation Plan, at value (cost $22,335)            19,295
Cash                                                                  533,625
Receivable for securities sold                                        134,169
Receivable for capital stock issued                                     2,369
Receivable for foreign currency contract                                  301
Dividends, interest and tax reclaims receivable, at value              50,075
Unamortized organization costs                                          6,806
Other assets                                                           23,155
------------------------------------------------------------------------------
Total Assets                                                       27,960,517
------------------------------------------------------------------------------

Liabilities
Payable to investment advisor                                          22,883
Payable for securities purchased                                      183,360
Dealer commissions payable                                              6,190
Trustee Deferred Compensation Plan, at value                           19,295
Accrued distribution plan fees (12b-1) and shareholder service
 fees                                                                   4,299
Accrued transfer agent, fund accounting and administrative fees         8,026
Other accrued liabilities                                               5,790
------------------------------------------------------------------------------
Total Liabilities                                                     249,843
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Net Assets                                                   27,710,674
------------------------------------------------------------------------------

Net Assets
Capital                                                            30,798,553
Accumulated undistributed (distributions in excess of) net
 investment income                                                    114,895
Accumulated undistributed net realized gain (loss) from
 investments                                                         (904,114)
Net unrealized appreciation (depreciation) of investments          (2,298,660)
------------------------------------------------------------------------------
Total Net Assets                                                  $27,710,674
------------------------------------------------------------------------------

Capital Stock Outstanding                                           2,451,795
 (indefinite number of shares authorized, $0.10 par value)
Net Asset Value -- Redemption Price Per Share                          $11.30
Maximum Sales Charge                                                    5.75%
Maximum Offering Price Per Share                                       $11.99

See accompanying notes to financial statements.

Statements of Operations
For the Six Months Ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                           Tactical Asset  Utility     Core
                                             Allocation    Growth     Equity
                                                Fund        Fund       Fund
                                           -------------- ---------  ---------
Net Investment Income from Corresponding
 Portfolio
Interest                                     $  44,449    $  12,266  $  12,672
Dividends                                        8,216       98,714     64,783
Expenses net of waivers and/or
 reimbursements                                (34,169)     (37,296)   (68,562)
-------------------------------------------------------------------------------
Total Net Investment Income from
 Corresponding Portfolio                        18,496       73,684      8,893
-------------------------------------------------------------------------------

Fund Expenses
Administrative                                   1,721        1,608      2,836
Transfer agent                                   5,281        3,990      5,672
Distribution plan (12b-1) -- Class A               392        4,035      7,973
Distribution plan (12b-1) -- Class C            24,643       12,010     18,619
Shareholder service -- Class A                     392        4,035      7,973
Shareholder service -- Class C                   8,214        4,003      6,206
Audit                                            1,496          550      1,496
Legal                                            1,130          552      1,131
Printing                                         2,376          916      4,353
Amortization of organizational costs                --           --        997
Postage                                          1,105        1,050      1,542
Registration and filing                          8,052        1,820      5,686
Insurance                                          118           32          9
Other                                            2,698        1,269      4,000
-------------------------------------------------------------------------------
Total Expenses                                  57,618       35,870     68,493
-------------------------------------------------------------------------------

Expenses reimbursed by investment advisor      (18,371)      (8,036)   (27,883)

-------------------------------------------------------------------------------
Net Expenses                                    39,247       27,834     40,610
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Investment Income (Loss)                   (20,751)      45,850    (31,717)
-------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
 from Investments from Corresponding
 Portfolio
Net realized gains (losses) from futures
 contracts                                     (35,782)          --    (35,353)
Net realized gains (losses) from
 investments                                  (672,877)     128,463   (161,585)
Net change in unrealized appreciation
 (depreciation) of investments                 126,735     (710,701)  (699,208)
-------------------------------------------------------------------------------
Net Gain (Loss) from Investments from
 Corresponding Portfolio                      (581,924)    (582,238)  (896,146)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                   $(602,675)   $(536,388) $(927,863)
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                                 International
                                                                    Equity
                                                                     Fund
                                                                 -------------
Investment Income
Interest                                                          $    19,728
Dividends                                                             235,545
Foreign taxes withheld                                                (26,014)
------------------------------------------------------------------------------
Total Investment Income                                               229,259
------------------------------------------------------------------------------

Expenses
Investment advisor                                                    102,917
Fund accounting                                                        14,959
Transfer agent                                                         12,350
Administrative                                                          5,146
Custodian                                                              36,400
Distribution plan and shareholder service                               3,803
Audit                                                                   6,982
Trustee                                                                 5,518
Registration and filing                                                 3,276
Amortization of organizational costs                                    2,905
Printing                                                                2,379
Legal                                                                   1,130
Postage                                                                 1,456
Insurance                                                               1,432
Other                                                                   2,644
------------------------------------------------------------------------------
Total Expenses                                                        203,297
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Investment Income (Loss)                                           25,962
------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from investments and foreign
 currency transactions                                               (678,807)
Net change in unrealized appreciation (depreciation) of
 investments                                                       (3,069,490)
------------------------------------------------------------------------------
Net Gain (Loss) from Investments                                   (3,748,297)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations   $(3,722,335)
------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------


                                            Tactical Asset Allocation Fund
                                           -----------------------------------
                                              Total      Class A     Class C
                                           -----------  ---------  -----------
Operations
Net investment income (loss)               $   (20,751) $    (522) $   (20,229)
Net realized gain (loss) from investments
 and futures contracts                        (708,659)   (33,828)    (674,831)
Net change in unrealized appreciation
 (depreciation) of investments                 126,735      7,903      118,832
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                    (602,675)   (26,447)    (576,228)
-------------------------------------------------------------------------------

Distributions to Shareholders from
Net investment income                               --         --           --
In excess of net investment income                  --         --           --
Net realized gain from investments and
 futures contracts                                  --         --           --
In excess of net realized gain from
 investments and futures contracts                  --         --           --
-------------------------------------------------------------------------------
Net decrease in net assets resulting from
 distributions                                      --         --           --
-------------------------------------------------------------------------------
Capital Transactions
Issued                                         362,748     49,137      313,611
Reinvested                                          --         --           --
Redeemed                                    (5,204,018)  (107,425)  (5,096,593)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from capital transactions        (4,841,270)   (58,288)  (4,782,982)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets     (5,443,945)   (84,735)  (5,359,210)
-------------------------------------------------------------------------------

Net Assets -- Beginning of Period           10,247,532    375,693    9,871,839
-------------------------------------------------------------------------------

Net Assets -- End of Period                $ 4,803,587  $ 290,958  $ 4,512,629
-------------------------------------------------------------------------------

Share Transactions
Issued                                          33,873      5,259       28,614
Reinvested                                          --         --           --
Redeemed                                      (476,271)   (11,441)    (464,830)
-------------------------------------------------------------------------------
Change in shares                              (442,398)    (6,182)    (436,216)
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


      Utility Growth Fund                    Core Equity Fund
----------------------------------  -------------------------------------
  Total      Class A     Class C       Total       Class A      Class C
----------  ----------  ----------  -----------  -----------  -----------
$   45,850  $   26,374  $   19,476  $   (31,717) $   (13,846) $   (17,871)
   128,463      63,762      64,701     (196,938)    (111,442)     (85,496)
  (710,701)   (356,121)   (354,580)    (699,208)    (416,465)    (282,743)
--------------------------------------------------------------------------
  (536,388)   (265,985)   (270,403)    (927,863)    (541,753)    (386,110)
--------------------------------------------------------------------------

   (38,316)    (22,024)    (16,292)          --           --           --
        --          --          --           --           --           --
        --          --          --           --           --           --
        --          --          --           --           --           --
--------------------------------------------------------------------------
   (38,316)    (22,024)    (16,292)          --           --           --
--------------------------------------------------------------------------
   850,575     597,230     253,345      839,871      498,100      341,771
    29,097      17,087      12,010           --           --           --
  (384,066)   (149,974)   (234,092)  (2,979,128)  (1,725,733)  (1,253,395)
--------------------------------------------------------------------------
   495,606     464,343      31,263   (2,139,257)  (1,227,633)    (911,624)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
   (79,098)    176,334    (255,432)  (3,067,120)  (1,769,386)  (1,297,734)
--------------------------------------------------------------------------

 6,450,730   3,083,499   3,367,231   12,953,727    7,387,073    5,566,654
--------------------------------------------------------------------------

$6,371,632  $3,259,833  $3,111,799  $ 9,886,607  $ 5,617,687  $ 4,268,920
--------------------------------------------------------------------------

    43,408      30,328      13,080       55,512       32,803       22,709
     1,484         865         619           --           --           --
   (19,706)     (7,728)    (11,978)    (198,531)    (115,782)     (82,749)
--------------------------------------------------------------------------
    25,186      23,465       1,721     (143,019)     (82,979)     (60,040)
--------------------------------------------------------------------------

Statements of Changes in Net Assets
For the Year Ended December 31, 2000
--------------------------------------------------------------------------------


                                           Tactical Asset Allocation Fund
                                         -------------------------------------
                                            Total       Class A     Class C
                                         ------------  ---------  ------------
Operations
Net investment income (loss)             $    349,986  $  12,593  $    337,393
Net realized gain (loss) from
 investments and futures contracts         (1,792,882)   (61,207)   (1,731,675)
Net change in unrealized appreciation
 (depreciation) of investments             (1,981,269)   (50,640)   (1,930,629)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                 (3,424,165)   (99,254)   (3,324,911)
-------------------------------------------------------------------------------

Distributions to Shareholders from
Net investment income                        (374,764)   (17,700)     (357,064)
In excess of net investment income                 --         --            --
Net realized gain from investments and
 futures contracts                                 --         --            --
In excess of net realized gain from
 investments and futures contracts                 --         --            --
-------------------------------------------------------------------------------
Net decrease in net assets resulting
 from distributions                          (374,764)   (17,700)     (357,064)
-------------------------------------------------------------------------------

Capital Transactions
Issued                                      2,820,537    272,460     2,548,077
Reinvested                                    373,346     17,602       355,744
Redeemed                                  (11,839,701)  (422,137)  (11,417,564)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from capital transactions       (8,645,818)  (132,075)   (8,513,743)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets   (12,444,747)  (249,029)  (12,195,718)
-------------------------------------------------------------------------------

Net Assets -- Beginning of Period          22,692,279    624,722    22,067,557

-------------------------------------------------------------------------------
Net Assets -- End of Period              $ 10,247,532  $ 375,693  $  9,871,839
-------------------------------------------------------------------------------

Share Transactions
Issued                                        216,000     24,078       191,922
Reinvested                                     29,974      1,590        28,384
Redeemed                                     (957,171)   (38,262)     (918,909)
-------------------------------------------------------------------------------
Change in shares                             (711,197)   (12,594)     (698,603)
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

       Utility Growth Fund                     Core Equity Fund
------------------------------------  -------------------------------------
   Total       Class A     Class C       Total       Class A      Class C
-----------   ----------  ----------  -----------  -----------  -----------
$    53,374   $   32,027  $   21,347  $   (66,665) $   (29,467) $   (37,198)
    344,568      165,718     178,850      762,709      439,959      322,750
    572,946      278,569     294,377   (2,243,090)  (1,305,994)    (937,096)
----------------------------------------------------------------------------
    970,888      476,314     494,574   (1,547,046)    (895,502)    (651,544)
----------------------------------------------------------------------------

    (50,907)     (29,558)    (21,349)          --           --           --
     (2,410)          --      (2,410)          --           --           --
   (762,297)    (389,842)   (372,455)    (105,449)          --     (105,449)
    (52,275)          --     (52,275)    (146,021)    (146,021)          --
----------------------------------------------------------------------------
   (867,889)    (419,400)   (448,489)    (251,470)    (146,021)    (105,449)
----------------------------------------------------------------------------

  2,255,486      872,010   1,383,476    8,743,058    4,136,041    4,607,017
    857,958      411,079     446,879      246,620      145,838      100,782
 (1,003,858)    (338,252)   (665,606)  (6,856,580)  (2,966,374)  (3,890,206)
----------------------------------------------------------------------------
  2,109,586      944,837   1,164,749    2,133,098    1,315,505      817,593
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  2,212,585    1,001,751   1,210,834      334,582      273,982       60,600
----------------------------------------------------------------------------

  4,238,145    2,081,748   2,156,397   12,619,145    7,113,091    5,506,054

----------------------------------------------------------------------------
$ 6,450,730   $3,083,499  $3,367,231  $12,953,727  $ 7,387,073  $ 5,566,654
----------------------------------------------------------------------------

    108,430       41,328      67,102      484,891      227,244      257,647
     43,579       20,680      22,899       15,264        9,008        6,256
    (48,499)     (16,099)    (32,400)    (385,651)    (167,042)    (218,609)
----------------------------------------------------------------------------
    103,510       45,909      57,601      114,504       69,210       45,294
----------------------------------------------------------------------------

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2001 (unaudited) and Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                       International Equity
                                                               Fund
                                                      ------------------------
                                                         2001         2000
                                                      -----------  -----------
Operations
Net investment income (loss)                          $    25,962  $   (96,087)
Net realized gain (loss) from investments and
 futures contracts                                       (678,807)   1,717,373
Net change in unrealized appreciation (depreciation)
 of investments                                        (3,069,490)  (4,896,918)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                            (3,722,335)  (3,275,632)
-------------------------------------------------------------------------------

Distributions to Shareholders from
In excess of net investment income                             --       (4,484)
Net realized gain from investments and futures
 contracts                                                     --   (2,164,287)
In excess of realized gain from investments and
 futures contracts                                             --      (35,803)
Tax return of capital                                          --      (81,281)
-------------------------------------------------------------------------------
Net decrease in net assets resulting from
 distributions                                                 --   (2,285,855)
-------------------------------------------------------------------------------

Capital Transactions
Issued                                                 11,457,973    4,337,756
Reinvested                                                     --    2,304,281
Redeemed                                               (1,217,143)  (3,362,497)
-------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 transactions                                          10,240,830    3,279,540
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                 6,518,495   (2,281,947)
-------------------------------------------------------------------------------

Net Assets -- Beginning of Period                      21,192,179   23,474,126

-------------------------------------------------------------------------------
Net Assets -- End of Period                           $27,710,674  $21,192,179
-------------------------------------------------------------------------------

Share Transactions
Issued                                                    976,046      266,835
Reinvested                                                     --      173,678
Redeemed                                                 (100,129)    (215,846)
-------------------------------------------------------------------------------
Change in shares                                          875,917      224,667
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Highlights
For a Share Outstanding During the Six Months Ended June 30, 2001 (unaudited) and Through Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------


Tactical Asset Allocation Fund

                                       2001                   2000
                                   -----------------     ------------------
                                   Class      Class
                                     A          C        Class A    Class C
                                   ------     ------     -------    -------
Net Asset Value, Beginning of
 Period                            $10.05     $11.46     $ 12.50    $ 14.15
------------------------------------------------------------------------------

Income from Investment Operations
Net investment income (loss)           -- **    0.15 **     0.27 **    0.30 **
Net gains (losses) on securities
 (both realized and unrealized)     (0.72)     (0.99)      (2.35)     (2.72)
------------------------------------------------------------------------------
Total from Investment Operations    (0.72)     (0.84)      (2.08)     (2.42)
------------------------------------------------------------------------------

Less Distributions
From net investment income             --         --       (0.37)     (0.27)
From net capital gains                 --         --          --         --
In excess of net realized gains        --         --          --         --
------------------------------------------------------------------------------
Total Distributions                    --         --       (0.37)     (0.27)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Asset Value, End of Period     $ 9.33     $10.62     $ 10.05    $ 11.46
------------------------------------------------------------------------------

Total Return (excludes sales and
 redemption charges and assumes
 reinvestment of distributions)    (7.16%)(4) (7.33%)(4) (16.90%)   (17.24%)

Ratios/Supplemental Data
Net assets, end of period ($000)   $  291     $4,513     $   376    $ 9,872
Ratio of expenses to average net
 assets                             1.78% (3)  2.15% (3)   1.75%      2.14%
Ratio of net investment income
 (loss) to average net assets       0.33% (3) (0.62%)(3)   2.39%      2.00%
Ratio of expenses to average net
 assets before reimbursement of
 fees and/or distribution plan
 fees (12b-1) received offset(2)    3.34% (3)  2.67% (3)   2.34%      2.16%
Portfolio turnover rate(1)         76.33% (4) 76.33% (4) 405.88%    405.88%

(1)   Represents turnover rate of corresponding portfolio.
(2) Ratio includes distribution plan fees (12b-1) received offset in corresponding portfolio.
(3)   Annualized.
(4)   Not annualized.
*     Commenced operations on August 1, 1996.
**    Per share amounts were calculated using the average share method.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


     1999              1998              1997               1996
----------------  ----------------  ----------------  --------------------
Class A  Class C  Class A  Class C  Class A  Class C  Class A*     Class C
-------  -------  -------  -------  -------  -------  --------     -------
$ 13.87  $ 15.33  $ 11.07  $ 12.25  $ 12.56  $ 13.52  $ 12.50      $ 13.26
---------------------------------------------------------------------------


   0.06     0.06     0.05     0.05     0.40     0.14     0.14         0.10
   1.80     1.99     3.07     3.38     1.78     2.26     0.55         0.57
---------------------------------------------------------------------------
   1.86     2.05     3.12     3.43     2.18     2.40     0.69         0.67
---------------------------------------------------------------------------


  (0.06)   (0.06)   (0.05)   (0.05)   (0.40)   (0.14)   (0.14)       (0.10)
  (0.87)   (2.90)   (0.27)   (0.30)   (2.93)   (3.17)   (0.49)       (0.31)
  (2.30)   (0.27)      --       --    (0.34)   (0.36)      --           --
---------------------------------------------------------------------------
  (3.23)   (3.23)   (0.32)   (0.35)   (3.67)   (3.67)   (0.63)       (0.41)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
$ 12.50  $ 14.15  $ 13.87  $ 15.33  $ 11.07  $ 12.25  $ 12.56      $ 13.52
---------------------------------------------------------------------------

 15.62%   15.33%   28.38%   28.13%   17.29%   17.71%    5.51% (4)    5.07%


$   625  $22,068  $    59  $14,982  $    36  $14,501  $   137      $13,943
  1.77%    2.13%    2.00%    2.10%    2.00%    2.10%    1.73% (3)    2.00%
  1.02%    0.45%    0.45%    0.39%    0.99%    0.86%    2.60% (3)    0.75%
  3.66%    2.24%   10.38%    2.48%    6.16%    2.50%    5.23% (3)    2.40%
787.66%  787.66%  128.31%  128.31%  395.42%  395.42%  297.41% (4)  297.41%

Financial Highlights
For a Share Outstanding During the Six Months Ended June 30, 2001 (unaudited) and Through Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------


Utility Growth Fund

                                             2001                  2000
                                         -----------------     --------------
                                         Class      Class      Class   Class
                                           A          C          A       C
                                         ------     ------     ------  ------
Net Asset Value, Beginning of Period     $20.36     $20.00     $19.73  $19.47
------------------------------------------------------------------------------
Income from Investment Operations
Net investment income                      0.15       0.12       0.27    0.17
Net gains on securities (both realized
 and unrealized)                          (1.74)     (1.72)      3.63    3.56
------------------------------------------------------------------------------
Total from Investment Operations          (1.59)     (1.60)      3.90    3.73
------------------------------------------------------------------------------

Less Distributions
From net investment income                (0.13)     (0.10)     (0.25)  (0.16)
In excess of net investment income           --         --         --   (0.02)
From net capital gains                       --         --      (3.02)  (2.65)
In excess of net realized gains              --         --         --   (0.37)
------------------------------------------------------------------------------
Total Distributions                       (0.13)     (0.10)     (3.27)  (3.20)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Asset Value, End of Period           $18.64     $18.30     $20.36  $20.00
------------------------------------------------------------------------------

Total Return (excludes sales and
 redemption charges and assumes
 reinvestment of distributions)          (7.83%)(4) (8.04%)(4) 20.37%  19.72%

Ratios/Supplemental Data
Net assets, end of period ($000)         $3,260     $3,112     $3,083  $3,367
Ratio of expenses to average net assets   1.80% (3)  2.25% (3)  1.75%   2.25%
Ratio of net investment income to
 average net assets                       1.63% (3)  1.22% (3)  1.28%   0.79%
Ratio of expenses to average net assets
 before waiver of fees(2)                 2.07% (3)  2.58% (3)  2.83%   3.30%
Portfolio turnover rate(1)                9.81% (4)  9.81% (4) 37.07%  37.07%


(1)  Represents turnover rate of corresponding portfolio.
(2) Ratio includes fees waived in corresponding portfolio.
(3) Annualized.
(4) Not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


      1999               1998              1997              1996
 ------------------ ----------------  ----------------  ----------------
 Class A   Class C  Class A  Class C  Class A  Class C  Class A  Class C
 -------   -------  -------  -------  -------  -------  -------  -------
 $18.59    $18.38   $17.37   $17.17   $15.09   $14.91   $14.26   $14.27
------------------------------------------------------------------------

   0.29      0.20     0.23     0.16     0.22     0.19     0.29     0.26
   3.44      3.38     1.20     1.21     4.03     3.99     1.48     1.49
------------------------------------------------------------------------
   3.73      3.58     1.43     1.37     4.25     4.18     1.77     1.75
------------------------------------------------------------------------


  (0.29)    (0.20)   (0.21)   (0.16)   (0.22)   (0.19)   (0.29)   (0.26)
     --        --       --       --       --       --       --       --
  (0.01)       --       --       --       --       --       --       --
  (2.29)    (2.29)      --       --    (1.75)   (1.73)   (0.65)   (0.85)
------------------------------------------------------------------------
  (2.59)    (2.49)   (0.21)   (0.16)   (1.97)   (1.92)   (0.94)   (1.11)
------------------------------------------------------------------------
------------------------------------------------------------------------
 $19.73    $19.47   $18.59   $18.38   $17.37   $17.17   $15.09   $14.91
------------------------------------------------------------------------



 20.34%    19.72%    8.34%    8.08%   28.41%   28.25%   12.61%   12.45%


 $2,082    $2,156   $1,550   $1,299   $1,285   $1,283   $1,377   $1,515
  1.82%     2.25%    2.00%    2.25%    2.00%    2.25%    1.75%    2.00%
  1.47%     0.97%    1.20%    0.93%    1.36%    1.21%    2.03%    1.85%
  2.89%     3.37%    3.82%    4.33%    4.07%    4.56%    4.37%    4.65%
 69.20%    69.20%   51.36%   51.36%   41.22%   41.22%   50.79%   50.79%

Financial Highlights
For a Share Outstanding During the Six Months Ended June 30, 2001 (unaudited) and Through Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------


Core Equity Fund

                                            2001                   2000
                                        -----------------     ----------------
                                        Class      Class
                                          A          C        Class A  Class C
                                        ------     ------     -------  -------
Net Asset Value, Beginning of Period    $16.12     $16.04      $18.28   $18.24
-------------------------------------------------------------------------------

Income from Investment Operations
Net investment income (loss)             (0.04)     (0.06)      (0.06)   (0.11)
Net gains (losses) on securities (both
 realized and unrealized)                (1.12)     (1.11)      (1.78)   (1.77)
-------------------------------------------------------------------------------
Total from Investment Operations         (1.16)     (1.17)      (1.84)   (1.88)
-------------------------------------------------------------------------------

Less Distributions
From net investment income                  --         --          --       --
From net capital gains                      --         --          --    (0.32)
In excess of net realized gains             --         --       (0.32)      --
-------------------------------------------------------------------------------
Total Distributions                         --         --       (0.32)   (0.32)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of Period          $14.96     $14.87      $16.12   $16.04
-------------------------------------------------------------------------------

Total Return (excludes sales and
 redemption charges and assumes
 reinvestment of distributions)         (7.20%)(4) (7.29%)(4) (10.07%) (10.31%)

Ratios/Supplemental Data
Net assets, end of period ($000)        $5,618     $4,269      $7,387   $5,567
Ratio of expenses to average net
 assets                                  1.81%(3)   2.09%(3)    1.75%    2.00%
Ratio of net investment income (loss)
 to average net assets                  (0.44%)(3) (0.72%)(3)  (0.36%)  (0.61%)
Ratio of expenses to average net
 assets before waiver of fees(2)         2.22%(3)   2.72%(3)    1.93%    2.44%
Portfolio turnover rate(1)              14.63%(4)  14.63%(4)   58.03%   58.03%

(1) Represents turnover rate of corresponding portfolio.
(2) Ratio includes fees waived in corresponding portfolio.
(3) Annualized.
(4) Not annualized.
* Commenced operations on July 31, 1997.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


      1999                      1998                         1997
------------------        -----------------------     ----------------------------
            Class         Class         Class          Class             Class
Class A       C             A             C             A*                C*
-------     ------        ------        ------        -------           -------
$15.32      $15.32        $12.67        $12.66         $12.50            $12.50
------------------------------------------------------------------------------------


 (0.04)      (0.05)           --         (0.01)          0.01             (0.01)
  3.27        3.24          2.88          2.90           0.24              0.24
------------------------------------------------------------------------------------
  3.23        3.19          2.88          2.89           0.25              0.23
------------------------------------------------------------------------------------


    --          --            --            --          (0.01)               --
 (0.27)         --         (0.23)        (0.23)         (0.05)            (0.05)
    --       (0.27)           --            --          (0.02)            (0.02)
------------------------------------------------------------------------------------
 (0.27)      (0.27)        (0.23)        (0.23)         (0.08)            (0.07)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
$18.28      $18.24        $15.32        $15.32         $12.67            $12.66
------------------------------------------------------------------------------------


21.16%      20.90%        22.78%        22.85%          2.00% (4)         1.88% (4)


$7,113      $5,506        $5,375        $2,466           $245               $80
 1.77%       1.99%         1.80%         1.97%          2.00% (3)         2.25% (3)
(0.23%)     (0.46%)        0.09%        (0.11%)         0.10% (3)        (0.13%) (3)
 2.02%       2.55%         3.13%         3.85%          9.50% (3)        16.58% (3)
51.22%      51.22%        79.98%        79.98%        129.79% (4)       129.79% (4)

Financial Highlights
For a Share Outstanding During the Six Months Ended June 30, 2001 (unaudited) and Through Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

International Equity Fund

                            2001         2000     1999     1998     1997*
                           -------      -------  -------  -------  -------
Net Asset Value,
 Beginning of Period        $13.45       $17.37   $14.47   $12.18   $12.50
-------------------------------------------------------------------------------

Income from Investment
 Operations
Net investment income
 (loss)                      (0.01)       (0.06)   (0.04)   (0.02)   (0.02)
Net gains (losses) on
 securities (both
 realized and unrealized)    (2.14)       (2.26)    4.31     2.43    (0.30)
-------------------------------------------------------------------------------
Total from Investment
 Operations                  (2.15)       (2.32)    4.27     2.41    (0.32)
-------------------------------------------------------------------------------

Less Distributions
In excess of net
 investment income              --           --       --    (0.04)      --
From net capital gains          --        (1.47)   (1.37)   (0.08)      --
In excess of net capital
 gains                          --        (0.08)      --       --       --
Tax return of capital           --        (0.05)      --       --       --
-------------------------------------------------------------------------------
Total Distributions             --        (1.60)   (1.37)   (0.12)      --
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of
 Period                     $11.30       $13.45   $17.37   $14.47   $12.18
-------------------------------------------------------------------------------

Total Return (excludes
 sales and redemption
 charges and assumes
 reinvestment of
 distributions)            (15.80%)(2)  (13.37%)  30.07%   19.78%   (2.56%)(2)

Ratios/Supplemental Data
Net assets, end of period
 ($000)                    $27,711      $21,192  $23,474  $18,273  $12,190
Ratio of expenses to
 average net assets          1.98% (1)    1.87%    2.00%    2.00%    2.00% (1)
Ratio of net investment
 income (loss) to average
 net assets                  0.25% (1)   (0.41%)  (0.28%)  (0.18%)  (0.43%)(1)
Ratio of expenses to
 average net assets
 before reimbursement of
 fees                        1.98% (1)    1.87%    2.37%    2.17%    2.68% (1)
Portfolio turnover rate     44.78% (2)   69.03%   72.52%   86.13%   12.71% (2)

(1)  Annualized.
(2)  Not annualized.
*  Commenced operations on September 2, 1997.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2001 (unaudited)
-------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies

The Meeder Advisor Funds Trust (formerly the Flex-Partners Trust) (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds as follows: Tactical Asset Allocation Fund ("TAA"), Utility Growth Fund ("UGF"), Core Equity Fund ("CEF"), International Equity Fund ("International") (each a "Fund" and collectively the "Funds") and the Institutional Fund. TAA, UGF, and CEF each offer two classes of shares (Class A and Class C). The Class A shares are subject to an initial sales charge imposed at the time of purchase and certain redemptions may have a contingent deferred sales charge applied to it in accordance with the Funds' prospectus. Certain redemptions of Class C shares made within two years of purchase are subject to a contingent deferred sales charge in accordance with the Funds' prospectus. Sales charges for International are identical to those set forth above for Class A. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The financial statements of the Institutional Fund are published separately and thus are not in this report. Each Fund, except International, invests substantially all of its assets in a corresponding open-end management investment company (each a "Portfolio" and collectively the "Portfolios") having the same investment objective as the Fund. The investment objective of International is to seek long-term growth from investing primarily in equity securities of foreign issuers. Each Fund, each Portfolio into which the Fund invests and the percentage of each Portfolio owned by the respective Fund is as follows:

                                                               Percentage of
                                                              Portfolio Owned
                                                               by Fund as of
         Fund                       Portfolio                  June 30, 2001
         ----                       ------------------------- ---------------
         Tactical Asset Allocation
          Fund                      Mutual Fund Portfolio            6%
         Utility Growth Fund        Utilities Stock Portfolio       16%
         Core Equity Fund           Growth Stock Portfolio          20%

The financial statements of the Portfolios, including the Portfolios of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of each respective Fund.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments. Each Fund, except International, records its investment in the corresponding Portfolio at fair value. Valuation of securities held by each Portfolio is discussed in the notes of the Portfolios' notes to financial statements included elsewhere in this report.

Securities owned by International are valued at 3:00 pm Eastern time based on the last sales price, or, lacking any sales, at the closing bid prices. These prices are obtained from independent pricing services which use valuation techniques approved by the Board of Trustees ("Trustees"). If prices cannot be obtained through independent pricing services, methods of valuation are used that have been approved by the Trustees.

Foreign currency translation. Accounting records of the Funds are maintained in U.S. dollars. The value of securities, other assets and liabilities of International denominated in foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

Forward currency contracts. International may enter into forward foreign currency exchange contracts ("forwards") for purposes of hedging against either specific transactions or portfolio positions. Forwards are agreements between two parties to exchange currencies at a set price on a future date. The market value of forwards fluctuates with changes in currency exchange rates. The forward is marked-to-market daily, and the change in market value is recorded by International as unrealized appreciation or depreciation. When the forward is offset by entry into a closing transaction or extinguished by delivery of the currency, International records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering forwards from the potential inability of counterparties to meet the terms of the forwards or from unanticipated fluctuations in the value of the foreign currency relative to the U.S. dollar.

Federal income taxes. It is each Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. TAA and CEF declare and pay dividends from net investment income on a quarterly basis. UGF declares and pays dividends from net investment income on a monthly basis. International declares and pays dividends from net investment income on an annual basis. Each Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatment of unrealized gains and losses of futures contracts held by each Fund's corresponding Portfolio, and differing treatment of gains and losses realized in transactions denominated in foreign currency. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets.

Investment income & expenses. The Funds, except International, record daily their proportionate share of the Portfolios' income, expenses, and realized and unrealized gains and losses. In addition, the Funds accrue their own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis. Expenses of each Fund, other than expenses incurred pursuant to the Class A and Class C distribution and shareholder services plans, are allocated to the separate classes based on their relative net assets or other appropriate basis.

Other. International records purchases and sales of investments on the trade date. The Fund calculates realized gains and losses from sales of investments on the first-in first-out basis. Dividend income is recognized on the ex-dividend date and interest income is recognized as earned.

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of The Flex-funds and the Meeder Advisor Funds. Deferred amounts remain in the Portfolios until distributed in accordance with the Plan.

The costs related to the organization of each of the four Funds have been deferred and are being amortized by each Fund on a straight-line basis over a five-year period. As of June 30, 2001, organizational costs for TAA and UGF have been fully amortized.

2. Investment Transactions

For the six months ended June 30, 2001, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for International were $19,037,219 and $9,009,882, respectively.

The U.S. federal income tax basis of International's investments at June 30, 2001, was $29,560,089 and net unrealized depreciation for U.S. federal income tax purposes was $2,369,367 (gross unrealized appreciation $1,466,222; gross unrealized depreciation $3,835,589).

3. Agreements and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides each Portfolio with investment management, research, statistical and advisory services. For such services, International pays a fee at an annual rate of 1.00% of the average daily net assets. Under separate Investment Subadvisory Agreements with MAM, Miller/Howard Investments, Inc. ("Miller/Howard"), Sector Capital Management, L.L.C. ("Sector Capital"), and CGU Fund Management ("CGU") serve as subadvisor of the Utilities Stock Portfolio, the Growth Stock Portfolio and the

International Equity Fund, respectively. Sub-subadvisors, selected by Sector Capital, subject to the review and approval of the Trustees of the Growth Stock Portfolio, are responsible for the selection of individual portfolio securities for the assets of the Portfolio assigned to them by Sector Capital.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of $15 per active shareholder account or 0.10% of each Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 for each class of shares per Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo an annual fee equal to 0.05% of each Fund's average daily net assets.

MAM has voluntarily agreed to reimburse the Funds for the amount by which annual expenses of each Fund, including expenses allocated from each respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses), exceed certain limitations. Such reimbursement is limited to the total of fees charged to the Fund by MAM and MFSCo. For the six months ended June 30, 2001, MAM reimbursed $18,371, $8,036, and $27,883 for TAA, UGF, and CEF, respectively. The limitations currently in place are as follows:


                                         Annual expense    Annual expense
                                         limitation as a   limitation as a
                                          percentage of     percentage of
                                        average daily net average daily net
                                         assets prior to  assets since May
     Fund                                 May 1, 2001:        1, 2001:
     ----                               ----------------- -----------------
     Tactical Asset Allocation Fund --
       Class A                                1.75%               1.90%
     Tactical Asset Allocation Fund --
       Class C                                2.15%               2.25%
     Utility Growth Fund -- Class A           1.75%               1.90%
     Utility Growth Fund -- Class C           2.25%               2.25%
     Core Equity Fund -- Class A              1.75%               1.90%
     Core Equity Fund -- Class C              2.00%               2.25%
     International Equity Fund                2.00%           unlimited

Pursuant to Rule 12b-1 of the Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. TAA, UGF, and CEF have adopted two distribution plans with Adviser Dealer Services, Inc. (the "Distributor"). Under these distribution plans, each fund class pays the Distributor fees at an annual rate of 0.25% and 0.75% of average daily net assets of Class A and Class C shares, respectively. Additionally, TAA, UGF, and CEF have adopted two service plans. Under these service plans, each fund pays the Distributor fees at an annual rate of 0.25% of average daily net assets of Class A and Class C shares. International has adopted distribution and service plans. Under each plan, International pays the Distributor fees at an annual rate of 0.25% of average daily net assets.

For the six months ended June 30, 2001, the Distributor received $5,652 in sales commissions from the sale of Class A shares. The Distributor also received $19,278 of contingent deferred sales charges relating to redemptions of Class C shares.

Certain officers of the Funds and trustees of the Trust and the Portfolios are also officers or directors of Meeder, MAM and MFSCo.

4. Federal Tax Information

For federal income tax purposes, TAA had capital loss carryforwards of $1,902,842 as of June 30, 2001, which are available to offset future capital gains, if any. These carryforwards expire in 2008.

Statements of Assets & Liabilities
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                         Utilities    Growth
                                            Mutual Fund    Stock       Stock
                                             Portfolio   Portfolio   Portfolio
                                            ----------- ----------- -----------
Assets
Investments, at market value*               $78,743,037 $37,683,559 $47,269,664
Repurchase agreements, at value               2,580,000   3,374,000   1,186,000
Trustee deferred compensation investments,
 at market value                                101,582      19,809      43,224
Cash                                                527          71     184,705
Receivable for securities sold                       --          --      44,420
Receivable for net variation margin on
 futures contracts                               21,150          --          --
Interest and dividend receivable                  9,195      50,258      33,838
Prepaid expenses/other assets                     2,176       3,019         511
-------------------------------------------------------------------------------
Total Assets                                 81,457,667  41,130,716  48,762,362
-------------------------------------------------------------------------------

Liabilities
Payable for securities purchased                     --          --      35,379
Payable for net variation margin on
 futures contracts                                   --          --       2,150
Payable for Trustee Deferred Compensation
 Plan                                           101,582      19,809      43,224
Payable to investment advisor                    63,186      34,978      42,278
Accrued fund accounting fees                      3,949       3,096       3,401
Accrued directed brokerage payments                  --      23,911       3,909
Other accrued liabilities                        14,278       6,208      15,340
-------------------------------------------------------------------------------
Total Liabilities                               182,995      88,002     145,681
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Net Assets                            $81,274,672 $41,042,714 $48,616,681
-------------------------------------------------------------------------------

Net Assets
Capital                                      77,921,358  40,272,867  47,848,167
Net unrealized appreciation (depreciation)
 of investments                               3,353,314     769,847     768,514
-------------------------------------------------------------------------------
Total Net Assets                            $81,274,672 $41,042,714 $48,616,681
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
* Securities at cost                        $77,969,723 $40,287,712 $47,687,150
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Operations
For the Six Months Ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                           Mutual      Utilities     Growth
                                            Fund         Stock        Stock
                                          Portfolio    Portfolio    Portfolio
                                         -----------  -----------  -----------
Investment Income
Interest                                 $   508,360  $    68,779  $    55,877
Dividends                                    156,649      563,567      299,531
-------------------------------------------------------------------------------
Total Investment Income                      665,009      632,346      355,408
-------------------------------------------------------------------------------

Expenses
Investment advisor                           400,719      185,514      257,946
Fund accounting                               22,974       18,169       19,695
Trustee                                       20,733        6,881       11,590
Audit                                          5,859        6,357        6,607
Custodian                                      5,460        2,821       12,783
Legal                                          1,130        1,130        1,130
Insurance                                      2,088          233        2,452
Other                                          4,830        4,140        4,367
-------------------------------------------------------------------------------
Total Expenses                               463,793      225,245      316,570
-------------------------------------------------------------------------------

Directed brokerage payments received              --       (9,773)      (1,525)
Distribution plan fees (12b-1) received
 offset                                      (12,805)          --           --

-------------------------------------------------------------------------------
Total Net Expenses                           450,988      215,472      315,045
-------------------------------------------------------------------------------
Net Investment Income (Loss)                 214,021      416,874       40,363
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
 from Investments
Net realized gain (loss) from futures
 contracts                                  (533,922)          --     (160,977)
Net realized gain (loss) from
 investment transactions and
 distributions of realized gains by
 other investment companies               (9,098,207)     700,875     (746,412)
Net change in unrealized appreciation
 (depreciation) of investments             2,226,671   (4,130,835)  (3,178,887)
-------------------------------------------------------------------------------
Net Gain (Loss) on Investments            (7,405,458)  (3,429,960)  (4,086,276)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations               $(7,191,437) $(3,013,086) $(4,045,913)
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2001 (unaudited) and Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                          Utilities Stock
                            Mutual Fund Portfolio            Portfolio          Growth Stock Portfolio
                          --------------------------  ------------------------  ------------------------
                              2001          2000         2001         2000         2001         2000
                          ------------  ------------  -----------  -----------  -----------  -----------
Operations
Net investment income
 (loss)                   $    214,021  $  4,898,877  $   416,874  $   372,913  $    40,363  $   189,165
Net realized gain (loss)
 from investments and
 futures contracts          (9,632,129)  (15,638,058)     700,875    1,099,155     (907,389)   6,090,438
Net change in unrealized
 appreciation
 (depreciation) of
 investments                 2,226,671   (16,178,338)  (4,130,835)   2,829,342   (3,178,887) (12,741,784)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations            (7,191,437)  (26,917,519)  (3,013,086)   4,301,410   (4,045,913)  (6,462,181)
---------------------------------------------------------------------------------------------------------

Transactions of
 Investors' Beneficial
 Interests
Contributions                6,830,223    29,000,906   17,528,530   16,474,250    4,215,533   27,976,752
Withdrawals                (26,966,334)  (72,022,261)  (4,363,137)  (7,936,346)  (8,739,681) (29,545,301)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from transactions of
 investors' beneficial
 interests                 (20,136,111)  (43,021,355)  13,165,393    8,537,904   (4,524,148)  (1,568,549)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Increase
 (Decrease) in Net
 Assets                    (27,327,548)  (69,938,874)  10,152,307   12,839,314   (8,570,061)  (8,030,730)
---------------------------------------------------------------------------------------------------------

Net Assets -- Beginning
 of Period                 108,602,220   178,541,094   30,890,407   18,051,093   57,186,742   65,217,472

---------------------------------------------------------------------------------------------------------
Net Assets -- End of
 Period                   $ 81,274,672  $108,602,220  $41,042,714  $30,890,407  $48,616,681  $57,186,742
---------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

Financial Highlights
Ratios/Supplementary Data For the Six Months Ended June 30, 2001 (unaudited)
and Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

Mutual Fund Portfolio

                          2001         2000      1999     1998     1997     1996
                         -------     --------  -------- -------- -------- --------
Total Return              (6.43%)(2)  (15.30%)   17.39%   30.23%   19.29%    7.07%

Net assets, end of
 period ($000)           $81,275     $108,602  $178,541 $140,808 $144,533 $135,540
Ratio of expenses to
 average net assets        1.00% (1)    0.88%     0.86%    0.91%    0.89%    0.87%
Ratio of net investment
 income to average net
 assets                    0.47% (1)    3.28%     1.69%    1.56%    2.08%    1.86%
Ratio of expenses to
 average net assets
 before distribution
 plan fees (12b-1)
 received offset           1.03% (1)    0.88%     0.86%    0.91%    0.89%    0.87%
Portfolio turnover rate   76.33% (2)  405.88%   787.66%  128.31%  395.42%  297.41%

(1) Annualized.
(2) Not annualized.

See accompanying notes to financial statements.

Financial Highlights
Ratios/Supplementary Data For the Six Months Ended June 30, 2001 (unaudited)
and Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

Utilities Stock Portfolio

                             2001        2000    1999    1998    1997    1996
                            -------     ------- ------- ------- ------- ------
Total Return                 (6.93%)(2)  21.81%  21.81%  10.33%  30.41% 14.36%

Net assets, end of period
 ($000)                     $41,043     $30,890 $18,051 $13,220 $10,670 $7,964
Ratio of expenses to
 average net assets           1.16% (1)   1.29%   1.35%   1.44%   1.60%  1.61%
Ratio of net investment
 income to average net
 assets                       2.25% (1)   1.74%   1.94%   1.73%   1.79%  2.24%
Ratio of expenses to
 average net assets before
 directed brokerage
 payments                     1.21% (1)   1.30%   1.35%   1.46%   1.65%  1.66%
Portfolio turnover rate       9.81% (2)  37.07%  69.20%  51.36%  41.22% 50.79%

(1) Annualized.
(2) Not annualized.

See accompanying notes to financial statements.

Financial Highlights
Ratios/Supplementary Data For the Six Months Ended June 30, 2001 (unaudited)
and Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

Growth Stock Portfolio

                            2001        2000     1999    1998    1997    1996
                           -------     -------  ------- ------- ------- -------
Total Return                (6.30%)(2)  (8.33%)  22.72%  24.58%  31.15%  10.73%

Net assets, end of period
 ($000)                    $48,617     $57,187  $65,217 $51,168 $33,394 $24,414
Ratio of expenses to
 average net assets          1.21% (1)   1.10%    1.15%   1.25%   1.34%   1.24%
Ratio of net investment
 income to average net
 assets                      0.15% (1)   0.29%    0.39%   0.77%   0.83%   2.33%
Ratio of expenses to
 average net assets
 before waiver of fees
 and/or directed
 brokerage payments          1.22% (1)   1.12%    1.16%   1.26%   1.34%   1.24%
Portfolio turnover rate     14.63% (2)  58.03%   51.22%  79.98% 129.79%  81.66%

(1) Annualized.
(2) Not annualized.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2001 (unaudited)
-------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies

Each fund of the Meeder Advisor Funds Trust (formerly the Flex-Partners Trust) (the "Trust") invests all of its investable assets in a corresponding open-end management investment company (each a "Portfolio"; collectively the "Portfolios") having the same investment objective as the fund. Each Portfolio is registered under the Investment Company Act of 1940 as a no-load, open-ended management investment company, which was organized as a trust under the laws of the State of New York. For federal income tax purposes, the Portfolios qualify as partnerships, and each investor in the corresponding Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolios pay no income dividends or capital gain distributions. The investment objective of each Portfolio is as follows:

  The Mutual Fund Portfolio seeks growth of capital by investing primarily in other growth mutual funds that are not affiliated with the portfolio.

  The Utilities Stock Portfolio seeks current income and growth of income by investing primarily in equity securities of domestic and foreign public utility companies; however, the Portfolio will not invest in electric utilities that generate power from nuclear reactors. The Portfolio also seeks capital appreciation, but only when consistent with its primary investment objective.

  The Growth Stock Portfolio seeks growth of capital by investing in a diversified portfolio of domestic common stocks with greater than average growth characteristics selected primarily from the Standard & Poor's 500 Composite Stock Price Index. Current income is not a primary objective.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. Securities which are traded on stock exchanges are valued at the last sales price as of the close of business of the New York Stock Exchange on the day of valuation or, lacking any sales, at the closing bid prices. Securities traded over-the-counter are valued at the most recent bid price or yield equivalent as obtained from one or more dealers that make markets in such securities. Mutual funds are valued at the daily redemption value as reported by the underlying fund. The Portfolios obtain prices from independent pricing services which use valuation techniques approved by the Board of Trustees ("Trustees").

Money market securities held in the Portfolios maturing more than sixty days after the valuation date are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing within sixty days from their date of acquisition are valued at amortized cost.

Repurchase agreements. Each Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Futures & options. Each Portfolio, except the Money Market Portfolio, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the portfolio, or which it intends to purchase. Such transactions may be considered trading activity under GAAP. The expectation is that any gain or loss on such transactions will be substantially offset by any gain or loss on the securities in the underlying portfolio or on those which are being considered for purchase.

To the extent that the Portfolio enters into futures contracts on an index or group of securities, the Portfolio exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the market value of the index. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin, which is either cash or securities in an amount equal to a certain percentage of the contract value. Subsequently, the variation margin, which is equal to changes in the daily settlement price or last sale price on the exchanges where they trade, is received or paid. The Portfolios record realized gains or losses for the daily variation margin.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Portfolio to the loss of the premium paid if the Portfolio does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in value are recorded as an unrealized appreciation or depreciation until closed, exercised or expired.

The Portfolios may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to current market value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Portfolio records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Portfolio records realized gains for the entire amount of premiums received.

Federal income taxes. The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in the Portfolios will be subject to taxation on its share of the Portfolios' ordinary income and capital gains. It is each Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Other. The Portfolios record security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income (including amortization of premium and accretion of discount) is recognized as earned.

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of The Flex-funds and the Meeder Advisor Funds. Deferred amounts remain in the Portfolios until distributed in accordance with the Plan.

Each Portfolio has pledged as collateral a U.S. Government Security, cash or other high-grade debt security solely for the benefit of ICI Mutual Insurance Co. for the Portfolios' fidelity bond coverage.

2. Investment Transactions

For the year ended June 30, 2001, the cost of purchases and proceeds from sales or maturities of long-term investments for the Portfolios were as follows:

     Portfolio                   Purchases      Sales
     ---------                  ------------ -----------
     Mutual Fund Portfolio      $110,784,289 $55,351,256
     Utilities Stock Portfolio    16,592,511   3,443,048
     Growth Stock Portfolio        7,398,195  11,018,639

As of June 30, 2001, the aggregate cost basis of investments and unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                             Cost basis                                 Net
                                 of       Unrealized   Unrealized    unrealized
     Portfolio               investments appreciation depreciation  appreciation
     ---------               ----------- ------------ ------------  ------------
     Mutual Fund Portfolio   $78,163,062  $3,609,779  $  (449,804)   $3,159,975
     Utilities Stock
      Portfolio               40,330,471   4,696,584   (3,969,496)      727,088
     Growth Stock Portfolio   48,120,803   7,839,113   (7,504,252)      334,861

3. Investment Advisory Fees and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides each Portfolio with investment management, research, statistical and advisory services. Under separate Investment Subadvisory Agreements with MAM,

Miller/Howard Investments, Inc. ("Miller/Howard") and Sector Capital Management, L.L.C. ("Sector Capital") serve as subadvisor of the Utilities Stock Portfolio and Growth Stock Portfolio, respectively. Sub-subadvisors, selected by Sector Capital, subject to the review and approval of the Trustees of the Growth Stock Portfolio, are responsible for the selection of individual portfolio securities for the assets of the Portfolio assigned to them by Sector Capital.

For such services each Portfolio pays a fee at the following annual rates:
1.00% of average daily net assets up to $50 million, 0.75% of average daily net assets exceeding $50 million up to $100 million and 0.60% of average daily net assets exceeding $100 million. As subadvisor to the Utilities Stock Portfolio, Miller/Howard is paid 0.00% of the 1.00% of average daily net assets up to $10 million, 0.40% of the 1.00% of average daily net assets exceeding $10 million up to $50 million, 0.40% of the 0.75% of average daily net assets exceeding $50 million up to $60 million, 0.30% of the 0.75% of average daily net assets exceeding $60 million up to $100 million and 0.25% of the 0.60% of average daily net assets exceeding $100 million. As subadvisor to the Growth Stock Portfolio, Sector Capital is paid 0.30% of the 1.00% of average daily net assets up to $25 million, 0.70% of the 1.00% of average daily net assets exceeding $25 million up to $50 million, 0.40% of the 0.75% of average daily net assets exceeding $50 million up to $100 million and 0.35% of the 0.60% of average daily net assets exceeding $100 million. Sector Capital pays all sub-subadvisors 0.25% on all average net assets.

Adviser Dealer Services, Inc. ("ADS"), an affiliated broker-dealer of MAM, received distribution fees from underlying holdings of the Mutual Fund Portfolio. ADS deposits these fees back into the Portfolio in an effort to reduce expenses. During the six months ended June 30, 2001, ADS deposited $12,805 of distribution fees received into the Mutual Fund Portfolio.

Also, ADS has an arrangement with the Utilities Stock Portfolio and Growth Stock Portfolio whereby a portion of the commissions received from security trades directed through it will be used to help pay expenses of the aforementioned Portfolios. For the six months ended June 30, 2001, ADS received $19,477 and $8,372 in commissions in connection with the purchase and sale of investments for the Utilities Stock Portfolio and Growth Stock Portfolio, respectively. For the same time period ADS paid $9,773 and $1,525 of the Utilities Stock Portfolio and Growth Stock Portfolio, respectively, expenses under this arrangement.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as accounting services agent for each Portfolio. In compensation for such services, each Portfolio pays MFSCo an annual fee equal to the greater of:

  a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or

  b.  $7,500 for each Portfolio.

Certain officers and trustees of the Portfolios are also officers or directors of Meeder, MAM and MFSCo.

Manager and Investment Advisor:
Meeder Asset Management
6000 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Subadvisor/The Utilities Stock Portfolio
Miller/Howard Investments, Inc.
141 Upper Byrdcliffe Road, P.O. Box 549
Woodstock, New York 12498

Subadvisor/The Growth Stock Portfolio
Sector Capital Management L.L.C.
5350 Poplar Avenue, Suite 490
Memphis, Tennessee 38119

Board of Trustees
Milton S. Bartholomew
Dr. Roger D. Blackwell
James Didion
Charles Donabedian
Robert S. Meeder, Sr.
Robert S. Meeder, Jr.
Jack Nicklaus II
Walter L. Ogle
Philip A. Voelker

Custodian
Firstar Bank, N.A. Cincinnati
Cincinnati, Ohio 45201

Transfer Agent Dividend Disbursing Agent
Mutual Funds Service Co.
6000 Memorial Drive
Dublin, Ohio 43017

Auditors
KPMG LLP
Columbus, Ohio 43215

Meeder
Advisor Funds


6000 Memorial Drive, P.O. Box 7177
Dublin, Ohio 43017
800-494-3539

Distributed by Adviser Dealer Services, Inc.